     As filed with the Securities and Exchange Commission on July 2, 2002

                                              Securities Act File No. 333-82335
                                      Investment Company Act File No. 811-09431

================================================================================

                    U.S. Securities and Exchange Commission
                            WASHINGTON, D.C. 20549

                               -----------------

                                   Form N-2
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]
                         Pre-Effective Amendment No. 1
[X]
                         Post-Effective Amendment No.
[_]
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
[X]
                        INVESTMENT COMPANY ACT OF 1940
[X]
                                Amendment No. 1

                               -----------------

                          NEUBERGER BERMAN AUTOMATIC
                        COMMON EXCHANGE SECURITY TRUST
              (Exact Name of Registrant as Specified in Charter)

                           c/o Goldman, Sachs & Co.
                                85 Broad Street
                           New York, New York 10004
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (212) 902-1000

                           Kenneth L. Josselyn, Esq.
                                85 Broad Street
                           New York, New York 10004
                    (Name and Address of Agent for Service)

                                with copies to:
        Robert E. Buckholz, Jr., Esq.      Raymond B. Check, Esq.
             Sullivan & Cromwell      Cleary, Gottlieb, Steen, Hamilton
              125 Broad Street                One Liberty Plaza
          New York, New York 10004        New York, New York 10006
               (212) 558-3876                  (212) 225-2000
          (Counsel for Registrant)       (Counsel for Underwriters)

                               -----------------

                 Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

    It is proposed that this filing will become effective when declared effective pursuant to section 8(c).

    If appropriate, check the following box:

[_] This amendment designates a new effective date for a previously filed registration statement.

[_] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration
    statement for the same offering is 333-      .

                               -----------------

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================

                                                   PROPOSED
                                    PROPOSED       MAXIMUM
                                    MAXIMUM        AGGREGATE
  TITLE OF SECURITIES AMOUNT TO BE  OFFERING PRICE OFFERING      REGISTRATION
  BEING REGISTERED    REGISTERED(1) PER UNIT(2)    PRICE(2)(3)   FEE(2)(3)
  ---------------------------------------------------------------------------
    Trust Automatic
     Common
     Exchange
     Securities         3,300,000       $35.97     $ 118,701,000  $10,001.00

================================================================================
(1)Includes 430,000 Trust Automatic Common Exchange Securities which the underwriters have the option to purchase to cover any sale of Securities in excess of the number of Securities they are committed to purchase.
(2)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended based on the average of high and low prices of the Common Stock on the price of which the offering price per unit of the Securities will be based as reported on the New York Stock Exchange on June 28, 2002.
(3)Registration fee in the amount of $2,780 was initially paid for a proposed maximum aggregate offering price of $10,000,000 on July 6, 1999.

    The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

           NEUBERGER BERMAN AUTOMATIC COMMON EXCHANGE SECURITY TRUST

                             CROSS-REFERENCE SHEET

          (Pursuant to Rule 481(a) under the Securities Act of 1933)

                           Part A & B of Prospectus*

 Item
Number                        Caption                                   Location in Prospectus
------                        -------                                   ----------------------
 1.    Outside Front Cover.................................... Front Cover Page
 2.    Cover Pages; Other Offering Information................ Front Cover Page; Underwriting
 3.    Fee Table and Synopsis................................. Prospectus Summary
 4.    Financial Highlights................................... Not Applicable
 5.    Plan of Distribution................................... Front Cover Page; Prospectus Summary;
                                                               Underwriting
 6.    Selling Shareholders................................... Not Applicable
 7.    Use of Proceeds........................................ Prospectus Summary-The Trust's
                                                               Investment Policies; Use of Proceeds;
                                                               Investment Objective and Policies
 8.    General Description of the Registrant.................. Front Cover Page; Prospectus Summary;
                                                               The Trust; Investment Objective and
                                                               Policies; Risk Factors
 9.    Management............................................. The Trust
10.    Capital Stock, Long-Term Debt, and Other Securities.... Investment Objective and Policies;
                                                               Description of the Securities; Certain
                                                               Federal Income Tax Considerations
11.    Defaults and Arrears on Senior Securities.............. Not Applicable
12.    Legal Proceedings...................................... Not Applicable
13.    Table of Contents of the Statement of Additional
       Information............................................ Not Applicable
14.    Cover Page............................................. Not Applicable
15.    Table of Contents...................................... Not Applicable
16.    General Information and History........................ The Trust
17.    Investment Objective and Policies...................... Investment Objective and Policies
18.    Management............................................. The Trust
19.    Control Persons and Principal Holders of Securities.... The Trust
20.    Investment Advisory and Other Services................. The Trust
21.    Brokerage Allocation and Other Practices............... Investment Objective and Policies
22.    Tax Status............................................. Certain Federal Income Tax Considerations
23.    Financial Statements................................... Statement of Assets and Liabilities

--------
* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

The information in this preliminary prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell nor does it seek an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

                  Subject to Completion. Dated July 2, 2002.


                             2,870,000 Securities

           Neuberger Berman Automatic Common Exchange Security Trust

 $       Trust Automatic Common Exchange Securities (Subject to exchange into
               Shares of Common Stock of Neuberger Berman Inc.)

                               -----------------

    The              Trust Automatic Common Exchange Securities are a new
series of securities issued by the Neuberger Berman Automatic Common Exchange
Security Trust. The Trust will pay quarterly distributions of $       on each
Security. On        , 2005, the Trust will exchange each Security for either,
or a combination of:

    .   Between          shares and one share of Common Stock of Neuberger
        Berman Inc. or

    .   Cash equal to the value of those shares.

    The number of shares or amount of cash that will be delivered in exchange for each Security will be based on the price of the Common Stock during the
twenty business days before        , 2005.

    This is the first issuance of Securities by the Trust. As a result, there is currently no public market for the Securities. The Trust will apply to list
the Securities on the New York Stock Exchange under the symbol "      ". There
is no minimum required purchase of Securities in this offering.

    The Common Stock is currently quoted on the New York Stock Exchange under the symbol "NEU". The last reported sale price of the Common Stock on the New York Stock Exchange on June 28, 2002 was $36.60 per share. The Company is not affiliated with the Trust.

    The Trust is a finite term closed-end investment company that has had no operations prior to this offering. Equity securities of this type of fund frequently trade at a discount to net asset value. This risk is separate from the risk that the Trust's net asset value will fall. The Trust cannot predict whether the Securities will trade at, below or above net asset value. The risk of purchasing investments in a closed-end company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of this offering.

    This prospectus sets forth concisely information about the Trust that you should know before investing. You are advised to read this prospectus and to retain it for future reference. Additional information about the Trust has been filed with the Securities and Exchange Commission and is available upon written or oral request and without charge. See "Where You Can Find More Information on The Trust".

    See "Risk Factors" beginning on page 27 to read about certain factors you should consider before buying the Securities.

                               -----------------

    Neither the Securities and Exchange Commission nor any other regulatory body has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               -----------------

                                        Per Security        Total
                                        ------------        -----
         Initial public offering price $               $
         Sales load...................  Not applicable  Not applicable
         Proceeds to the Trust........ $               $

    To the extent that the Underwriters sell more than 2,870,000 Securities, the Underwriters have the option to purchase up to an additional 430,000 Securities from the Trust at the initial public offering price.

                               -----------------

    The Underwriters expect to deliver the Securities against payment in New
York, New York on        , 2002.


Goldman, Sachs & Co.                                        Merrill Lynch & Co.

Bear, Stearns & Co. Inc.
                                   JPMorgan
                                                           Salomon Smith Barney
                               -----------------

                        Prospectus dated          2002.

                              PROSPECTUS SUMMARY

    This summary is not a complete description of the Trust or the Securities. It does not contain all the information that may be important to you. To understand this offering fully, you must read this entire prospectus carefully, including the Risk Factors beginning on page 27.

    This prospectus includes a Glossary, beginning on page 39. You should refer to the Glossary if you wish to understand the terms used in this prospectus in detail.

                                   The Trust

    The Trust was organized only to offer the Securities. The Trust's only activities will be to issue the Securities and to invest in the government agency securities and stock purchase contracts described in this prospectus. The Company is not affiliated with the Trust.

                       The Trust's Investment Objective

    The Trust's investment objective is to give the holder of each Security a
quarterly cash distribution of $       and, on        , 2005 (the "Exchange
Date"), between        shares and 1 share of Common Stock (or cash equal to the
value of those shares). The number of shares, or amount of cash, that a holder will receive in exchange for a single Security will vary, depending on the average market price of the Common Stock over the twenty Trading Days before the Exchange Date.

   .   If the average market price is less than $         but equal to or
       greater than $      , the holder of each Security will receive the
       number of shares of Common Stock that has a value equal to $        .

   .   If the average market price is equal to or greater than $        , the
       holder of each Security will receive          shares of Common Stock.

   .   If the average market price is less than $        , the holder of each
       Security will receive one share of Common Stock.

    This formula will be adjusted if the Company takes certain steps that combine, split or dilute the value of the Common Stock. If this formula would require the Trust to deliver a fraction of a share of Common Stock to any holder, the Trust will instead deliver cash equal to the value of that fraction of a share.

    Because of this formula, the holders of the Securities will receive part of
any increase in the value of the Common Stock above $      . However, the
holders of the Securities will not receive any increase in the value of the
Common Stock unless that value rises higher than $      . The holders will bear
the entire amount of any decrease in the value of the Common Stock.

    For more detail, please see "Investment Objective and Policies".

                        The Trust's Investment Policies

    To achieve its investment objective, the Trust will invest all the proceeds of the Securities in:

   .   Amortizing government agency securities that will pay interest and
       principal on a quarterly basis through       , 2005. The Trust will use
       the payments it receives on these government agency securities to pay the quarterly distributions on the Securities.

   . Stock purchase contracts (the "Contracts") with certain stockholders of the Company (the "Sellers"). The Sellers will be required to deliver shares of Common Stock to the Trust on the Exchange Date. Alternatively, each Seller may choose to deliver the equivalent amount of cash. If the Sellers perform their obligations, the Contracts will provide the Trust with the shares of Common Stock or cash that the Trust must deliver to the holders of the Securities on the Exchange Date.

    In some circumstances, the holders of the Securities may receive cash or other common equity securities instead of or in addition to the Common Stock. For more detail, please see "--The Securities--Modifications to Delivery Requirements".

    The Sellers will pledge collateral to the Trust to secure the Sellers' obligations under the Contracts. The collateral will initially be the shares of Common Stock that the Sellers must deliver under the Contracts. However, if the Sellers comply with their obligations under the Contracts and the pledge, the Sellers may pledge U.S. Treasury securities instead of the shares of Common Stock.

    The Trust is a grantor trust for purposes of the U.S. federal tax laws and will not change its investments, even if the value of the Contracts or the Common Stock falls significantly or the financial condition of the Company suffers.

    For more detail, please see "Investment Objective and Policies".

                                 The Offering

    The Trust is offering 2,870,000 Securities to the public at a purchase
price of $       per Security. The Securities are being offered through
Goldman, Sachs & Co., 85 Broad Street, New York, New York 10004 and Merrill Lynch & Co., North Tower World Financial Center, New York, New York 10281-1209 (the "Underwriters").

    In addition, the Trust has granted the Underwriters an option to purchase up to 430,000 additional Securities. These Securities may be used to cover sales in excess of the number of Securities that the Underwriters are required to purchase in the offering. For more detail, please see "Underwriting".

                              Concurrent Offering

    Concurrently with this offering, certain stockholders of the Company are offering 1,480,000 shares of Common Stock (or up to 1,700,000 shares if the Underwriters' option to purchase additional securities in that offering is exercised in full).

                                The Securities

    The Trust will pass through to the holders of the Securities all payments that it receives on the government agency securities that it purchases with the proceeds of the Securities. Similarly, the Trust will deliver to the holders of the Securities all shares of Common Stock, cash or other securities that it receives from the Sellers under the Contracts.

    Distributions.  The holder of each Security will receive a distribution of
$       each quarter. The Trust will pay these distributions on each January
    , April     , July      and October   . However, if the Trust would be
required to make a distribution on a Saturday, Sunday or legal holiday, the Trust will pay that distribution on the next business day instead. The Trust will make each payment to the holder of the Security whose name appears in the Trust's books on the business day before the applicable payment date. The first distribution will be
payable on October   , 2002 to holders of record on the previous business day.

    The only source of cash for the quarterly distributions on the Securities will be the cash received from the government agency securities purchased by the Trust with the proceeds of the Securities. Part of each year's distributions on the Securities will be treated as a return of capital under the U.S. federal income tax laws. For more detail, please see "Description of Securities--Distributions--Tax Treatment of Distributions" and "Certain Federal Income Tax Considerations".

    Exchange For Common Stock.  On the Exchange Date, each Security will be
exchanged automatically for between        shares and one share of Common
Stock, as determined by the formula described under "--The Trust's Investment Objective". However, if and to the extent Sellers deliver cash instead of Common Stock under the Contracts, the holders of the Securities will receive cash instead of Common Stock. The amount of cash will be based on the average market price of the Common Stock during the twenty Trading Days before the cash is delivered. The number of shares of Common Stock or amount of cash that will be delivered in exchange for the Securities will be adjusted if the Company takes certain actions that have the effect of combining, splitting or diluting the value of the Common Stock.

    Modifications to Delivery Requirements. In some circumstances, the holders of the Securities may receive cash, other common equity securities or other property instead of or in addition to the Common Stock, or the holders of the Securities may receive some or all of the Common Stock, cash or other
securities on a date other than         , 2005:

   . Each Seller may elect to deliver cash instead of Common Stock under that Seller's Contract. To the extent Sellers elect cash settlement, holders of Securities will receive cash in lieu of some or all of the shares of Common Stock otherwise deliverable after the Exchange Date. For further detail, please see "Investment Objective and Policies--The Contracts--Cash Settlement".

   . If the Company merges with another entity, the Company is liquidated, or certain similar events occur, holders of Securities may receive other common equity securities, cash or other property equal to the value of the other consideration received by the Company's stockholders in that transaction, rather than shares of Common Stock. If at least 30% of the consideration received by the Company's stockholders in the merger consists of cash or cash equivalents, then each Seller will be required to deliver any consideration other than common equity securities to the Trust within five business days after that Seller receives that consideration. On the Exchange Date, the Sellers would be required to deliver the common equity securities included in the merger consideration. In this case, the holders of the Securities would receive cash or other property representing part of the merger consideration on a date before the scheduled Exchange Date, and common equity securities representing the rest of the merger consideration on the Exchange Date. Instead of delivering any non-cash consideration after a merger, the Sellers may choose to deliver cash equal to the value of those assets. Similarly, instead of delivering the common equity securities on the Exchange Date, the Sellers may choose to deliver cash equal to the value of those securities. For further detail, please see "Investment Objective and Policies--The Contracts--Reorganization Events".

   . If the Company declares a dividend consisting of the shares of common stock of another issuer, the Sellers will be required to deliver on the Exchange Date the shares received in the dividend, together with the Common Stock. In this case, the holders of Securities will receive both shares of Common Stock and shares of the other issuer, or cash equal to the value of those shares. For further detail, please see "Investment Objective and Policies--The Contracts--Spin-Off Distributions".

   . If a Seller defaults under his Contract or collateral arrangements, that Contract would be accelerated. To the extent this occurs, the holder of each Security would then receive an early distribution of the shares of Common Stock, cash or other common equity securities, instead of receiving the Common Stock, cash or other securities that would otherwise be delivered on the Exchange Date with respect to that Contract. For further detail, please see "Investment Objective and Policies--The Contracts--Collateral Arrangements; Acceleration upon Default by a Seller".

    For more detail, please see "Investment Objective and Policies".

    Voting Rights. Holders will have the right to vote on changes to the terms of the Securities, on the replacement of the trustees of the Trust and the Trust's custodian, paying agent, transfer agent, registrar and other agents, and on other matters affecting the Trust, as described below under the caption "Description of Securities". However, holders of the Securities will not have any voting rights with respect to the Common Stock until and unless they actually receive shares of Common Stock in exchange for the Securities. For more detail, please see "Description of Securities--Voting".

    Listing. The Trust will apply to list the Securities on the New York Stock Exchange under the symbol " ".

                                  The Company

    Neuberger Berman Inc. (the "Company"), through its subsidiaries, is an investment advisory firm with approximately $61.9 billion in assets under management as of March 31, 2002. For over 60 years, the firm and its predecessor companies have provided clients with a wide array of investment products, services and strategies. Its business is conducted primarily through its subsidiaries, Neuberger Berman, LLC and Neuberger Berman Management Inc., both of which are registered investment advisers and broker-dealers, and Neuberger Berman Trust Company, N.A. Neuberger Berman, LLC is also a member of the New York Stock Exchange, Inc. As of March 31, 2002, the Company conducted its business from 18 offices in 16 cities.

    The Company has prepared a prospectus that describes the Company and the Common Stock (the "Company Prospectus"). The Company Prospectus appears as Annex A to this prospectus, but is not incorporated by reference in this prospectus. The Company files reports, proxy statements and other information with the Securities and Exchange Commission (the "SEC"), as described below under "Where You Can Find More Information on the Company". The Company is not affiliated with the Trust and will not receive any of the proceeds from the sale of the Securities.

                   Certain Federal Income Tax Considerations

    The Trust will be treated as a grantor trust under the U.S. federal income tax laws. This means that under these laws, each holder will be treated as if it owned directly its proportionate share of the assets held by the Trust. Similarly, income received by the Trust will generally be treated as income of the holders.

    Under the U.S. federal income tax laws, a holder will recognize ordinary income when the trust accrues or receives interest payments on the government agency securities, depending on the holder's method of accounting for tax purposes. A holder will have taxable gain or loss if the Trust receives cash instead of Common Stock.

    Holders should be aware that the Trust's assets could be characterized differently under the federal income tax laws. Other characterizations could require holders to include more interest in income than they would under the analysis outlined above. For more detail, please see "Certain Federal Income Tax Considerations".

                                 Risk Factors

    An investment in the Securities involves risk. Some of the risks of an investment in the Securities are described under "Risk Factors", beginning on page 27. These risks include the following:

   . The Trust will not dispose of the Contracts even if the price of the Common Stock falls significantly or the financial condition of the Company suffers. The holders will bear the entire amount of any decrease in the value of the Common Stock.

   . Similarly, the Trust will not dispose of the government agency securities before they mature or the Trust terminates, whichever comes first, even if their value falls significantly.

   . If the price of Common Stock rises, a holder of a Security will not receive all of this increase in value. Holders will not receive any of this increase if the average market price of the Common Stock at the
       Exchange Date is below $    . Holders will receive only   % of any
       increase in the value of the Common Stock over $    . On the other hand,
       holders of Securities will bear all of any decrease in the value of the
       Common Stock below $      .

   . Distributions on the Securities will remain fixed. To the extent dividends are paid on the Common Stock, the distributions on the Securities may be lower than the dividends paid on the Common Stock.

   . The number of shares of Common Stock or amount of cash that holders may receive on the Exchange Date will be adjusted if the Company takes certain actions that have the effect of combining, splitting or diluting the value of the Common Stock. The number of shares to be received by holders may not be adjusted for other events that may adversely affect the price of the Common Stock, such as offerings of Common Stock for cash or in connection with acquisitions.

   . The only assets held by the Trust will be the government agency securities and the Contracts. An investment in the Trust will be riskier than an investment in an investment company with diversified investments.

   . The trading prices of the Securities in the secondary market will be directly affected by the trading prices of the Common Stock in the secondary market. The trading prices of the Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions. The trading prices of the Securities will also be affected by fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

   . There can be no assurance that a secondary market will develop for the Securities. If a secondary market does develop, there can be no assurance that it will provide the holders with liquidity for their investment or that it will continue for the life of the Securities.

   . Holders of the Securities will not be entitled to any rights with respect to the Common Stock unless they actually receive Common Stock in exchange for the Securities. For example, holders of Securities will not be entitled to vote the shares of Common Stock or receive dividends.

   . The issuance of the Securities, and related trading activity, may adversely affect the price of the Common Stock.

   . The Company has no responsibility in respect of the Securities or the Trust.

   .   The tax treatment to holders of the Securities is uncertain.

                               Fees And Expenses

    Underwriters' Compensation. The Sellers will compensate the Underwriters for the offering of the Securities because a significant portion of the proceeds of the sale of the Securities will be used by the Trust to purchase the Contracts from the Sellers. The Underwriting Agreement requires the Sellers
to pay the Underwriters $     for each Security sold in the offering.

    Organizational and Offering Costs. The Trust's organizational costs will be approximately $10,000. The Trust's costs in connection with the offering of
the Securities will be approximately $    . The Sellers will pay these
organizational and offering costs.

    Costs of Other Service Providers.  At the closing of the offering of the
Securities, the Sellers will make a one-time, up-front payment of $     to the
Trust's administrator, custodian, the collateral agent, paying agent and trustees as compensation for their services to the Trust. The Sellers will also
pay the Trust's administrator $     to cover the Trust's anticipated expenses.
The Sellers will pay any ongoing expenses of the Trust above these estimated amounts and the Sellers will reimburse the Trust for any amounts it may pay as indemnification to the Trust's administrator, custodian, paying agent or any trustee. If the Sellers do not pay these expenses and obligations, the Trust will have to pay them, and this will reduce the amount available to distribute to holders.

    Disclosure Required by the Securities and Exchange Commission. The SEC requires the Trust to present its expenses in the following format. The SEC has stated that it intends this requirement to assist investors in understanding the various costs and expenses that an investor in the Securities will bear directly or indirectly.

    Because the Trust will not bear any fees or expenses, investors will not bear any expenses directly.

INVESTOR TRANSACTION EXPENSES
Maximum Sales Load (as a percentage of Initial Public Offering Price)........... 3.0%(a)
Dividend Reinvestment and Cash Purchase Plan Fees............................... N/A
ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS)
Management Fees(b)..............................................................   0%
Other Expenses(c)...............................................................   0%
                                                                                 ---
       Total Annual Expenses(c).................................................   0%
                                                                                 ===

--------
(a) See "Underwriting".
(b) See "The Trust". The Trust will be internally managed; consequently, there will be no separate investment advisory fee paid by the Trust. JPMorgan Chase Bank will act as the administrator of the Trust.

(c) The organizational costs of the Trust in the amount of $10,000, compensation payable to the Trust's administrator, custodian, collateral
    agent, paying agent and trustees in the amount of $    and approximately
    $    in costs in connection with the offering of the Securities will be paid by the Sellers. Anticipated ongoing expenses of the Trust over the
    term of the Trust, estimated to be approximately $   , as well as any
    unanticipated operating expenses of the Trust, will also be paid by the Sellers. See "The Trust--Expenses of the Trust". Absent these arrangements, the Trust's "Other Expenses" and "Total Annual Expenses" would be
    approximately   % of the Trust's net assets.

    The SEC also requires that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The example must factor in the applicable Sales Load and must assume that investors will receive a 5% annual return and will reinvest all distributions at net asset value. PLEASE NOTE THAT THE ASSUMPTION OF A 5% ANNUAL RETURN DOES NOT ACCURATELY REFLECT THE TRUST'S TERMS. SEE "INVESTMENT OBJECTIVE AND POLICIES". ALSO, THE TRUST DOES NOT PERMIT HOLDERS TO REINVEST THE DISTRIBUTIONS ON THE SECURITIES.

EXAMPLE                                                                          1 Year 3 Years
-------                                                                          ------ -------
You would bear the following expenses on a $10,000 investment, including the applicable Sales Load of $300 and assuming (1) no annual expenses and (2) a 5%
  annual return throughout the period...........................................  $300   $300

                                   THE TRUST

  Creation and Form of the Trust

    The Trust is a New York trust that was organized only to offer the Securities. It is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust was formed on June 29, 1999 under a trust
agreement, which was amended and restated as of         , 2002 to reflect the
terms of this offering (the "Trust Agreement"). The Trust's address is 85 Broad Street, New York, New York 10004 (telephone no. (212) 902-1000).

  The Trustees

    The Trust will be internally managed by three trustees (the "Trustees"). One of the Trustees will be designated as the Trust's "Managing Trustee". The Trustees will be responsible for the Trust's general management and operations. However, the Trustees will not have the power to vary the investments held by the Trust. See "Investment Objective and Policies". The Sellers will pay each Trustee, on behalf of the Trust, a one-time, up-front fee to cover the Trustee's annual fee and anticipated out-of-pocket expenses. The Managing Trustee will also receive an additional up-front fee for serving in that capacity.

    Goldman, Sachs & Co., as the Trust's sponsor and the initial holder of the Trust's Securities, has elected three individuals to serve as the Trustees. Their names, ages, addresses and titles, their principal occupations during the past five years and their compensation are as follows:

                                                      Principal Occupation
Name, Age and Address                    Title       During Past Five Years Compensation
---------------------               ---------------- ---------------------- ------------
Donald J. Puglisi, 56.............. Managing Trustee Professor of Finance     $14,400
 Puglisi & Associates                                University of Delaware
 850 Library Ave., Suite 204
 Newark, DE 19711

William R. Latham, III, 57......... Trustee          Professor of Economics   $10,800
 Department of Economics                             University of Delaware
 University of Delaware
 Newark, DE 19716

James B. O'Neill, 63............... Trustee          Professor of Economics   $10,800
  Center for Economic Education &                    University of Delaware
  Entrepreneurship
 University of Delaware
 Newark, DE 19716

    None of the Trustees is an "interested person" of the Trust as defined in the Investment Company Act. Furthermore, none of the Trustees is a director, officer or employee of any Underwriter or of the Trust's administrator, or of any affiliate of any Underwriter or the Trust's administrator. Each of the Trustees serves as a trustee of other similar trusts, but none of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

  Other Service Providers

    Administrator. The Trust's day-to-day affairs will be managed by JPMorgan Chase Bank as Administrator under an Administration Agreement, dated as of
        , 2002 (the "Administration

Agreement"). Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including the duties to:

   .   receive and pay invoices for expenses incurred by the Trust;

   . with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust);

   . instruct the Trust's paying agent to pay the distributions on the Securities;

   . prepare, mail, file and publish all notices, proxies, reports, tax returns and other documents for the Trust, or direct the Trust's paying agent to do so, and keep the Trust's books and records;

   . select and engage an independent investment banking firm (after consultation with the Sellers), when the Trust is required to do so under the Contracts;

   . at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the Trust's rights and remedies, but the Administrator is required to do so only if it receives any indemnity that it requests; and

   . make all necessary arrangements for meetings of the Trustees and any meetings of holders.

    The Administrator will not select the independent public accountants for the Trust. The Administrator also will not sell any of the Trust's assets, or permit any other agent of the Trust to do so, except when the Contracts require the Trust to make a delivery, when the Trust is required to sell fractional shares, when the collateral agreements securing the Contracts require the Trust to sell collateral posted by the Sellers, and when the Trust terminates.

    Custodian. The Trust's assets will be held by JPMorgan Chase Bank as the Trust's custodian (the "Custodian") under a Custodian Agreement, dated as of
        , 2002 (the "Custodian Agreement").

    Collateral Agent. The Custodian will also act as collateral agent (the "Collateral Agent") under the collateral agreements among the Collateral Agent, the Trust and the Sellers (the "Collateral Agreements"). The Collateral Agent will hold a perfected security interest in the Common Stock and U.S. Government obligations or other assets pledged by the Sellers under the Collateral Agreements. If a Seller defaults under his Contract or Collateral Agreement, it will be the Collateral Agent that sells the collateral posted by the Seller and pays the proceeds of that sale to the Custodian for distribution to the holders of the Securities.

    Paying Agent. JPMorgan Chase Bank will serve as the transfer agent, registrar and paying agent (the "Paying Agent") for the Securities under a
Paying Agent Agreement, dated as of         , 2002 (the "Paying Agent
Agreement").

    Other Information Concerning the Trust's Agents. The Administrator, the Custodian, the Collateral Agent and the Paying Agent each have the right to resign at any time on 60 days' notice to the Trust. The Trustees have the right to remove any of these agents of the Trust at any time on 60 days' notice or immediately if the agent defaults under the applicable agreement or the Investment Company Act, suffers a bankruptcy, or under several other circumstances. In order to ensure that all the agents of the Trust are the same financial institution or affiliate financial institutions, if any of these agents resigns or is removed, the appointment of each of the other agents automatically terminates. However, no resignation or removal of any of these agents will be effective until a successor is appointed. If any of these agents resigns or is removed, the Trustees are required to appoint a successor with the qualifications specified in the Trust Agreement.

    Except for its roles as Administrator, Custodian, Collateral Agent and Paying Agent, JPMorgan Chase Bank has no other affiliation with, and is not engaged in any other transactions with, the Trust.

  Indemnification

    The Trust will indemnify each Trustee, the Administrator, the Custodian, the Collateral Agent and the Paying Agent against any liabilities or costs (including the reasonable costs of defending against any liability) that it may incur in acting in that capacity, except for willful malfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits that indemnification. The Sellers have agreed to reimburse the Trust for any amounts it may be required to pay under these indemnifications. If the Sellers do not pay these amounts, the Trust will have to pay them, and this will reduce the amount available to distribute to holders.

  Expenses of the Trust

    At the closing of the offering of the Securities, the Sellers will pay to the Administrator, the Custodian, the Collateral Agent and the Paying Agent a
one-time, up-front payment of $       to cover their fees and the Trustees'
compensation described above. The Sellers will also pay the Administrator a
one-time, up-front payment of $       to cover the Trust's anticipated
expenses. The anticipated Trust expenses to be paid by the Administrator out of this amount include, among other things:

   .   expenses for legal and independent accountants' services;

   .   costs of printing proxies, Securities certificates and holder reports;
       and

   .   fidelity bond coverage for the Trustees.

    In addition, the Sellers will pay the costs of organizing the Trust in the amount of $10,000 and estimated costs in connection with the initial
registration and public offering of the Securities in the amount of $      .

    The amount that the Sellers will pay to the Administrator to cover the Trust's ongoing expenses was determined based on estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. It is possible, however, that the actual operating expenses of the Trust will be substantially more than this amount. The Sellers have agreed to pay any excess expenses beyond this amount. If the Sellers do not pay those excess expenses, the Trust will have to pay them, and this will reduce the amount available to distribute to holders.

  Trust Termination

    The Trust will terminate automatically ten business days after the final Exchange Date. However, if all of the Contracts are accelerated, then the Trust will terminate 10 business days after the Common Stock, cash or other common equity securities required to be delivered under the Contracts are delivered. If the Trust terminates before all the distributions on the Securities have been paid, the Trust's Administrator will sell the government agency securities then held in the Trust and distribute the proceeds pro rata to the holders of the Securities, together with the shares or cash delivered under the Contracts.

  Valuation for Investment Company Act Purposes

    In calculating the Trust's net asset value as required by the Investment Company Act, the Trust Agreement provides that (1) the government agency securities or any securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trustees, (2) short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable and (3) the Contracts will be valued on the basis of the bid price received by the Trust for the Contracts, or any portion of the Contracts covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Trustees who is in the business of making bids on financial instruments similar to the Contracts and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Trustees.

  Investment Company Act Exemption

    The SEC has issued an order that exempts the Trust from the requirements of
Section 12(d)(1) of the Investment Company Act that restrict the amount of Securities that registered investment companies could otherwise own. Accordingly, registered investment companies may hold Securities in excess of the limits imposed by Sections 12(d)(1)(A)(i) and 12(d)(1)(C) of the Investment Company Act. However, any such investment company will be required to vote its Securities in proportion to the votes of all other holders.

                                USE OF PROCEEDS

    The net proceeds of this offering will be used immediately upon the closing of this offering to:

   . purchase government agency securities with quarterly payments of interest and principal corresponding to the quarterly distributions payable with respect to the Securities; and

   .   pay the purchase price to the Sellers under the Contracts.

                       INVESTMENT OBJECTIVE AND POLICIES

    This prospectus includes a Glossary that states the definitions given to some of the capitalized terms used in this prospectus in the Contracts, the Trust Agreement and the Collateral Agreements. You should refer to the Glossary if you wish to understand the terms used in this prospectus in detail. Some of these definitions are summarized in the descriptions below.

  Investment Objective, Policies and Restrictions; Fundamental Policies

    The Trust's investment objective is to give the holder of each Security a
quarterly cash distribution of $       and, on the Exchange Date, between
shares and 1 share of Common Stock (or cash equal to the value of those shares). The number of shares, or amount of cash, that a holder will receive in exchange for a single Security will vary, depending on the average market price of the Common Stock over the twenty business days before the Exchange Date. The value of the Common Stock (or cash or Marketable Securities received in lieu of Common Stock) that will be received by a holder under the Securities may be more or less than the amount the holder paid for the Securities.

    To achieve its investment objective, the Trust will use the proceeds of the Securities to buy and hold:

   .   government agency securities that will pay interest and principal
       quarterly through       , 2005; and

   .   the Contracts.

    The Trust has adopted the following fundamental policies:

   .   the Trust will invest at least 70% of its total assets in the Contracts;

   .   the Contracts may not be disposed of during the term of the Trust;

   . the government agency securities held by the Trust may not be disposed of before the earliest of their maturity date, the occurrence of a Reorganization Event where the consideration does not include any Marketable Securities, a default by a Seller under that Seller's Contract, and the termination of the Trust; and

   . the Trust may not purchase any securities or instruments other than the government agency securities, the Contracts and the Common Stock or other assets received pursuant to the Contracts and, for cash management purposes, the short-term obligations of the U.S. Government described under "--Temporary Investments" below; issue any securities or instruments except for the Securities; make short sales or purchases on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; make loans (other than the purchase of government agency securities as described in this prospectus); or take any action that would or could cause the Trust not to be a "grantor trust" for purposes of the U.S. federal income tax laws.

    The foregoing investment objective and policies are fundamental policies of the Trust that may not be changed without the approval of a majority of the Trust's outstanding Securities unless the proposed change would vary the assets held by the Trust, in which case approval of each holder is required. Notwithstanding the foregoing, in no event may the Trust take any action that would vary the investment of holders of Securities within the meaning of Treasury Regulation Section 301.7701-4(c) or that would cause the Trust not to be a 'grantor trust' under the Code. A "majority of the Trust's outstanding Securities" means the lesser of (i) 67% of the Securities represented at a meeting at which more than 50% of the outstanding Securities are represented, and (ii) more than 50% of the outstanding Securities.

    Because of the foregoing limitations, the Trust's investments will be concentrated in the investment management industry, which is the industry in which the Company operates. The Trust is not permitted to purchase restricted securities.

  The Company and the Common Stock

    The Company, through its subsidiaries, is an investment advisory firm with approximately $61.9 billion in assets under management as of March 31, 2002. For over 60 years, the firm and its predecessor companies have provided clients with a wide array of investment products, services and strategies. Its business is conducted primarily through its subsidiaries, Neuberger Berman, LLC and Neuberger Berman Management Inc., both of which are registered investment advisers and broker-dealers, and Neuberger Berman Trust Company, N.A. Neuberger Berman, LLC is also a member of the New York Stock Exchange, Inc. As of March 31, 2002, the Company conducted its business from 18 offices in 16 cities.

    The Company's Common Stock is listed on the New York Stock Exchange under the symbol "NEU". The high and low closing prices per share of the Company's Common Stock, as reported by the New York Stock Exchange, and cash dividends declared per share, are set forth below for the fiscal quarters indicated.

                                                     Dividend
                                                     declared
                                      High     Low   per share
                                     ------- ------- ---------
                  2000
                     First Quarter.. $19.250 $15.917      --
                     Second Quarter. $31.667 $18.333  $0.067
                     Third Quarter.. $42.250 $29.959  $0.067
                     Fourth Quarter. $56.000 $38.583  $0.067

                  2001
                     First Quarter.. $55.207 $40.247  $0.067
                     Second Quarter. $55.347 $38.027  $0.067
                     Third Quarter.. $46.667 $31.850  $0.075
                     Fourth Quarter. $44.720 $33.350  $0.075

                  2002
                     First Quarter.. $47.670 $40.740  $0.075
                     Second Quarter. $48.410 $36.400  $0.075

    Holders of Securities will not be entitled to any rights with respect to the Common Stock (including voting rights and rights to receive dividends or other distributions on the Common Stock) unless they actually receive shares of Common Stock in exchange for the Securities.

    The Company files reports, proxy statements and other information with the SEC, as described below under "Where You Can Find More Information on the Company." Please refer to the attached Company Prospectus, which describes the Company and the Common Stock. The Company is not affiliated with the Trust and will not receive any of the proceeds from the sales of the Securities. The Company Prospectus relates to an aggregate of 2,870,000 shares of Common Stock (and an additional aggregate 430,000 shares if the Underwriters exercise their option to purchase additional Securities).

  The Contracts

    The Trust will enter into a Contract with each Seller obligating that Seller to deliver to the Trust on the Exchange Date a number of shares of Common Stock equal to the product of the Exchange Rate (as defined below) times the initial number of shares of Common Stock covered by that Contract. The aggregate initial number of shares of Common Stock under the Contracts will equal the aggregate number of Securities offered by this prospectus (and will be increased if the Underwriters exercise their option to purchase additional Securities).

    The aggregate purchase price that the Trust will pay under the Contracts
will be $     (excluding the purchase price payable with respect to the
Contracts relating to the portion of the Securities to be sold under the Underwriters' option to purchase additional Securities). The Trust will pay this purchase price on the closing date of this offering (and, with respect to the portion of the Contracts relating to the Securities to be sold under the Underwriters' option to purchase additional Securities, on the closing date for the exercise of that option). This purchase price was arrived at by arm's-length negotiation between the Trust and the Sellers, taking into consideration factors including the price, the expected dividend level and volatility of the Common Stock, current interest rates, the term of the Contracts, current market volatility generally, the collateral pledged by the Sellers, the value of other similar instruments and the costs and anticipated proceeds of the offering of the Securities.

    The Contracts provide that if a Seller delivers Securities to the Trust on or before the Exchange Date, that Seller's obligation to deliver Common Stock (or cash) will be proportionately reduced. The delivery of Securities in partial or complete satisfaction of a Seller's obligations will not, however, affect the amount of Common Stock or cash that will be received by the holder of each Security that remains outstanding on the Exchange Date.

    All matters relating to the administration of the Contracts will be the responsibility of either the Administrator or the Custodian.

    The Exchange Rate. The "Exchange Rate" will be calculated by a formula based on the "Average Market Price" of the Common Stock on the Exchange Date:

   .   If the Average Market Price is less than $     (the "Appreciation
       Threshold Price") but equal to or greater than $     (the "Initial
       Price"), the Exchange Rate will be the number of shares of Common Stock having a value (determined at the Average Market Price) equal to the Initial Price.

   .   If the Average Market Price is equal to or greater than the Appreciation
       Threshold Price, the Exchange Rate will be      shares of Common Stock.

   . If the Average Market Price is less than the Initial Price, the Exchange Rate will be one share of Common Stock.

    This formula will be adjusted if the Company takes certain steps that combine, split or dilute the value of the Common Stock. See "--The Contracts--Dilution Adjustments". The Exchange Rate will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). If this formula would require the Trust to deliver a fraction of a share of Common Stock to any holder, the Trust will instead deliver cash equal to the value of that fraction of a share.

    The "Average Market Price" per share of Common Stock on any date means the average Closing Price of a share of Common Stock on the 20 Trading Days immediately before but not including that date.

    The "Closing Price" of the Common Stock (or any other common equity security) on any date means the closing sale price (or, if no closing sale price is reported, the last reported sale price) of that security as reported on the NYSE Consolidated Tape on that date or, if the security is not listed for trading on the NYSE on that date, as reported in the composite transactions for the principal United States national or regional securities exchange on which the security is so listed, or if the security is not listed on a United States national or regional securities exchange on that date, as reported by the Nasdaq National Market or, if the security is not reported by that market on that date, the last quoted bid price for the security in the over-the-counter market as reported by the National Quotation Bureau or any similar organization, or if such a bid quotation is not available, as determined in good faith by the Trustees. However, if any event that results in an adjustment to the number of shares of Common Stock deliverable under the Contracts, as described under "--The Contracts--Dilution Adjustments", occurs before the Exchange Date, the Closing Price as determined pursuant to the foregoing will be appropriately adjusted in the manner described under "--The Contracts--Dilution Adjustments," to reflect the occurrence of that event.

    A "Trading Day" for any common equity security means a day on which the security (A) is not suspended from trading on any United States national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the United States national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that security.

    For illustrative purposes only, the following chart shows the number of shares of Common Stock that a holder would receive for each Security at various Average Market Prices. The chart assumes that there would be no adjustments to the number of shares of Common Stock deliverable under the Contracts by reason of the occurrence of any of the events described under "--The Contracts --Dilution Adjustments". There can be no assurance that the Average Market Price on the Exchange

Date will be within the range set forth below. Given the Initial Price of
$       per Security and the Appreciation Threshold Price of $      , a holder
would receive in connection with the exchange of Securities on the Exchange Date the following number of shares of Common Stock:

                                          Number of Shares
                     Average Market Price of Common Stock
                       of Common Stock      Per Security
                       ---------------      ------------

    Cash Settlement. Each Seller may elect to deliver cash, instead of shares of Common Stock, on the Exchange Date. If a Seller chooses to deliver cash instead of shares of Common Stock, the amount of that cash will be equal to the value, based on the Average Market Price at the Exchange Date, of the number of shares that the Seller would otherwise be required to deliver on the Exchange Date. To the extent Sellers elect cash settlement, holders of Securities will receive cash in lieu of some or all of the shares of Common Stock otherwise deliverable on the Exchange Date.

    The Trust will notify the holders of the Securities if any Seller elects to settle with cash, not less than 30 days nor more than 90 days prior to the Exchange Date.

    Dilution Adjustments.  The Exchange Rate will be adjusted if the Company
(1) pays a stock dividend or makes a distribution with respect to the Common Stock in shares of that stock, (2) subdivides or splits its outstanding shares of Common Stock, (3) combines its outstanding shares of Common Stock into a smaller number of shares, or (4) issues by reclassification of its shares of Common Stock any shares of other common stock of the Company. In any such event, the Exchange Rate will be adjusted as follows: for each share of Common Stock that would have been deliverable under a Security upon exchange before the adjustment, the holder of that Security will receive the number of shares of Common Stock (or, in the case of a reclassification referred to in clause
(4) above, the number of shares of other common stock of the Company issued pursuant to that reclassification), or the fraction of such shares, that a stockholder who held one share of Common Stock immediately before that event would be entitled solely by reason of that event to hold immediately after that event.

    In addition, if the Company issues rights or warrants to all holders of Common Stock entitling them to purchase shares of Common Stock at a price per share less than the Then-Current Market Price (as defined below) of the Common Stock (other than rights to purchase Common Stock pursuant to a plan for the reinvestment of dividends or interest), then the Exchange Rate will be adjusted pursuant to the following formula:

                                            OS + AS
                            A    =  ER   x  -------
                                            OS + PS

where:
   A   =   the adjusted Exchange Rate;
   ER  =   the Exchange Rate before the adjustment;
   OS  =   the number of shares of Common Stock outstanding immediately before the time (determined as described below) the adjustment is effected by reason of the issuance of those rights or warrants;
   AS  =   the number of additional shares of Common Stock offered for purchase pursuant to those rights or warrants; and
   PS  =   the number of additional shares of Common Stock that the aggregate offering price of the total number of shares of Common Stock so offered for purchase would purchase at the Then-Current Market Price.

    To the extent that, after expiration of those rights or warrants, any of the shares of Common Stock offered by such rights or warrants are not actually delivered, the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect if the foregoing adjustment had been made upon the basis of delivery of only the number of shares of Common Stock actually delivered.

    The "Then-Current Market Price" of the Common Stock, for the purpose of making any dilution adjustment, means the average Closing Price per share of Common Stock for the five Trading Days immediately before the time that adjustment is effected (or, in the case of an adjustment effected at the opening of business on the business day after a record date, as described below, immediately before the earlier of the time the adjustment is effected and the related "ex-date" on which the shares of Common Stock first trade regular way on their principal market without the right to receive the relevant dividend, distribution or issuance).

    In addition, if the Company pays a dividend or makes a distribution to all holders of Common Stock in either case consisting of evidences of its indebtedness or other non-cash assets (excluding any stock dividends or distributions in shares of Common Stock described above and any Spin-Off Distributions (as defined below)) or issues to all holders of Common Stock rights or warrants to subscribe for or purchase any of its securities (other than rights or warrants referred to in the second paragraph of this subsection), then the Exchange Rate will be adjusted pursuant to the following formula:

                                               T
                             A   =   ER  x   -----
                                             T - V

where:
   A   =   the adjusted Exchange Rate;
   ER  =   the Exchange Rate before the adjustment;
   T   =   the Then-Current Market Price per share of Common Stock; and
   V   =   the fair market value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator) as of the time the adjustment is effected of the portion of those evidences of indebtedness, non-cash assets or rights or warrants applicable to one share of Common Stock.

    In addition, if the Company (1) distributes cash, other than any Permitted Dividend (as defined below), any cash distributed in consideration of fractional shares of Common Stock and any cash distributed in a Reorganization Event (as defined below), by dividend or otherwise to all holders of Common Stock, or (2) makes an Excess Purchase Payment (as defined below), then the Exchange Rate will be adjusted pursuant to the following formula:

                                               T
                             A   =   ER  x   -----
                                             T - D

where:
   A   =   the Adjusted Exchange Rate;
   ER  =   the Exchange Rate before the adjustment;
   T   =   the Then-Current Market Price per share of Common Stock on the record date for that distribution; and
   D   =   the amount of that distribution applicable to one share of Common Stock that would not be a Permitted Dividend or, in the case of an Excess Purchase
           Payment, the aggregate amount of that Excess Purchase Payment divided by the number of outstanding shares of Common Stock on that record date.

    For purposes of these adjustments,

    (a) the term "Permitted Dividend" means any quarterly cash dividend on the Common Stock, other than a quarterly cash dividend that exceeds the immediately preceding quarterly cash dividend, and then only to the extent that the per share amount of that dividend results in an annualized dividend yield on the Common Stock above 12.5%; and

    (b) the term "Excess Purchase Payment" means the excess, if any, of (i) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination shall be final) of all other consideration paid by the Company with respect to one share of Common Stock acquired in a tender offer or exchange offer made by the Company to all holders of Common Stock, over (ii) the Then-Current Market Price per share of Common Stock.

    If any adjustment in the Exchange Rate must be made pursuant to the formulas described above, corresponding adjustments will be made to the Initial Price and the Appreciation Threshold Price.

    Dilution adjustments will be effected: (i) in the case of any dividend, distribution or issuance described above, as of the opening of business on the business day after the record date for determination of holders of Common Stock entitled to receive that dividend, distribution or issuance or, if the announcement of any such dividend, distribution or issuance is after that record date, at the time that dividend, distribution or issuance is announced by the Company; (ii) in the case of any subdivision, split, combination or reclassification described above, on the effective date of that transaction;
(iii) in the case of any Excess Purchase Payment for which the Company announces, at or before the time it commences the relevant share repurchase, the repurchase price for those shares to be repurchased, on the date of that announcement; and (iv) in the case of any other Excess Purchase Payment, on the date that the holders of Common Stock become entitled to payment with respect to that Excess Purchase Payment. There will be no adjustment under the Contract for any dividends, distributions, issuances or repurchases that may be declared or announced after the Exchange Date.
    If an adjustment is made because the Company announces or declares a record date for a dividend, distribution, issuance or repurchase, and the dividend, distribution, issuance or repurchase does not actually occur, then the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect if the adjustment for that dividend, distribution, issuance or repurchase had not been made. If an adjustment is made because the Company announces a share repurchase, and the Company reduces the repurchase price or repurchases fewer shares than announced, then upon completion of that share repurchase, the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect if the adjustment for that repurchase had been based on the actual price and amount repurchased. All dilution adjustments will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). No adjustment in the Exchange Rate will be required unless that adjustment would require an increase or decrease of at least one percent in the Exchange Rate. However, any adjustments that are not required to be made because of this limit will be carried forward and taken into account in any subsequent adjustment.

    Reorganization Events. If a Reorganization Event occurs, the Sellers will be required to deliver on the Exchange Date, in lieu of each share of Common Stock subject to the Contracts, cash in an amount equal to:

   . If the Transaction Value (as defined below) is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Initial Price.

   .   If the Transaction Value is greater than or equal to the Appreciation
       Threshold Price, [    ] multiplied by the Transaction Value.

   . If the Transaction Value is less than the Initial Price, the Transaction Value.

    This amount of cash is referred to as the "Basic Reorganization Event
Amount".

    If the consideration received by the holders of Common Stock in the Reorganization Event (the "Merger Consideration") includes Marketable Securities, the Sellers may choose to deliver those Marketable Securities on the Exchange Date in lieu of delivering the cash value of those Marketable Securities as described above. If and to the extent the Sellers choose to deliver Marketable Securities on the Exchange Date, the holders of the Securities will be responsible for paying all brokerage and other transaction costs when they resell those securities.

    Notwithstanding the foregoing, if at least 30% of the Merger Consideration consists of cash or cash equivalents (a "Cash Merger"), then delivery of the Merger Consideration, other than any consideration consisting of Marketable Securities, will be accelerated as follows. Each Seller will be required:

   . within five business days after that Seller receives the Merger Consideration, to deliver to the Trust the portion of the Merger Consideration, other than Marketable Securities, calculated as described below (the "Accelerated Portion") (and the Trust will promptly distribute this property to the holders of the Securities); and

   . on the Exchange Date, to deliver to the Trust the number of Marketable Securities calculated as described below.

    Instead of delivering any non-cash consideration after a merger, a Seller may choose to deliver cash equal to the Value (as defined below) of those assets. Similarly, instead of delivering Marketable Securities on the Exchange Date, a Seller may choose to deliver cash equal to the value, based on the Average Market Price at the Exchange Date, of the number of Marketable Securities that that Seller would otherwise be required to deliver on the Exchange Date.

    The Accelerated Portion per Security will be the portion of the Merger Consideration, other than Marketable Securities, that has a Value equal to the amount determined pursuant to the following formula:

                                       BREA x OC
                               AP  =   ---------
                                          TV

where:
   AP    =   the Value of the Accelerated Portion;
   BREA  =   the Basic Reorganization Event Amount;
   OC    =   the Value of the portion of the Merger Consideration received in exchange for a single share of Common Stock that consists of assets other than
             Marketable Securities; and
   TV    =   the Transaction Value.

    The number of Marketable Securities that the Trust will be required to deliver on the Exchange Date in exchange for each Security will be determined by applying the Exchange Rate, adjusted as described below, to the Average Market Price of the Marketable Securities on the Exchange Date. To calculate the Exchange Rate, the Initial Price will be adjusted pursuant to the following formula:

                                              MS
                              A   =   IP  x   --
                                              TV

       where:
          A   =   the adjusted Initial Price;
          IP  =   the Initial Price before the adjustment;
          MS  =   the Value of a share of the Marketable Securities; and
          TV  =   the Transaction Value.

    Similarly, the Appreciation Threshold Price will be adjusted pursuant to the following formula:

                                              MS
                              A   =   ATP x   --
                                              TV

      where:
         A    =   the adjusted Appreciation Threshold Price;
         ATP  =   the Appreciation Threshold Price before the adjustment;
         MS   =   the Value of a share of the Marketable Securities; and
         TV   =   the Transaction Value.

    The Exchange Rate will be adjusted pursuant to the following formula:

                                              SC
                              A   =   ER  x   --
                                              MS

where:
   A   =   the adjusted Exchange Rate;
   ER  =   the Exchange Rate (computed on the basis of the adjusted Initial Price and
           Appreciation Threshold Price and the Average Market Price of the
           Marketable Securities);
   SC  =   the aggregate Value of the Marketable Securities included in the Merger
           Consideration received in exchange for a single share of Common Stock;
           and
   MS  =   the Value of a share of the Marketable Securities

    For purposes of the foregoing formulas, "Value" means (1) in respect of cash, the amount of such cash; (2) in respect of any property other than cash or Marketable Securities, an amount equal to the market value on the date the Reorganization Event is consummated (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator); and (3) in respect of any share of Marketable Securities, an amount equal to the average Closing Price per share of those Marketable Securities for the 20 Trading Days immediately before the date the Reorganization Event is consummated.

    A "Reorganization Event" is (1) any consolidation or merger of the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately before the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (2) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (3) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a merger or acquisition referred to in clause (1)) or (4) any liquidation, dissolution or winding up of the Company or any Company Successor.

    "Transaction Value" means the sum of (1) for any cash received in the Reorganization Event, the amount of such cash received per share of Common Stock, (2) for any property other than cash or Marketable Securities received in the Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of the property received per share of Common Stock (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator) and (3) for any Marketable Securities received in the Reorganization Event, an amount equal to the average Closing Price per share of those Marketable Securities for the 20 Trading Days immediately before the Exchange Date (or, in the case of a Cash Merger, for the 20 Trading Days immediately before the date the Reorganization Event is consummated) multiplied by the number of those Marketable Securities received for each share of Common Stock.

    The number of shares of Marketable Securities included in the calculation of Transaction Value for purposes of the preceding clause (3) will be adjusted if a dilution event of the type described under "--Dilution Adjustments" occurs with respect to the issuer of the Marketable Securities between the time of the Reorganization Event and the Exchange Date.

    "Marketable Securities" means any common equity securities (whether voting or non-voting) listed on a U.S. national or regional securities exchange or reported by the Nasdaq National Market.

    No dilution adjustments will be made for events, other than those described above, such as offerings of Common Stock (other than through the issuance of rights or warrants described above) for cash or in connection with acquisitions.

    Spin-Off Distributions. If the Company makes a "Spin-Off Distribution" during the term of the Contracts, then the Sellers will be required to deliver on the Exchange Date, together with each share of Common Stock delivered under the Contracts, the number of Marketable Securities distributed in respect of a single share of Common Stock in that Spin-Off Distribution. After the Company makes such a distribution, the "Closing Price" of Common Stock, for purposes of calculating the Exchange Rate and for all other purposes under the Contracts, will be determined as the sum of (A) the Closing Price per share of the Common Stock and (B) the product of (x) the Closing Price per share of the spun-off Marketable Securities and (y) the number of shares of such Marketable Securities distributed per share of Common Stock in the Spin-Off Distribution. The number of shares of Marketable Securities that the Sellers are required to deliver, and the formula for determining the "Closing Price" in the preceding sentence, will be adjusted if any event that would, if it had occurred with respect to the Common Stock or the Company, have required an adjustment pursuant to the provisions described under "--Dilution Adjustments" occurs with respect to those Marketable Securities or their issuer between the time of the Spin-Off Distribution and the Exchange Date.

    A "Spin-Off Distribution" means a distribution by the Company to holders of Common Stock of Marketable Securities issued by an issuer other than the Company.

    Collateral Arrangements; Acceleration Upon Default by a Seller. Each Seller's obligations under the Contract between that Seller and the Trust initially will be secured by a security interest in the maximum number of shares of Common Stock deliverable under that Contract (adjusted in accordance with the dilution adjustment provisions of the Contract, described above), pursuant to a Collateral Agreement between that Seller and the Collateral Agent.

    If a Reorganization Event occurs, the Collateral Agreements will require the Sellers to pledge as alternative collateral all Marketable Securities deliverable in such event in exchange for the maximum number of shares of Common Stock deliverable under the Contracts at the time of the Reorganization Event, plus cash in an amount equal to 100% of the Sellers' Cash Delivery Obligations (as defined below). Instead of delivering cash, any Seller may choose to deliver U.S. Government obligations with an aggregate market value, when pledged and at daily mark-to-market valuations after that time, of not less than 105% of that Seller's Cash Delivery Obligations. The Collateral Agent will be required, under the Collateral Agreements, to invest any such cash in
government agency securities maturing on or before       , 2005. A Seller's
"Cash Delivery Obligations" will be the Transaction Value of any Merger Consideration, other than Marketable Securities, in respect of the maximum number of shares covered by that Seller's Contract at the time of the Reorganization Event. The number of shares of Marketable Securities required to be pledged will be adjusted if any event requiring a dilution adjustment under the Contracts occurs. If the Reorganization Event is a Cash Merger, the collateral in respect of the Sellers' Cash Delivery Obligations will be released when the Sellers deliver the Accelerated Portion.

    If the Company makes a Spin-Off Distribution, the Collateral Agreements will require the Sellers to pledge as additional collateral all Marketable Securities deliverable in such distribution in respect of the maximum number of shares of Common Stock deliverable under the Contracts at the time of such Spin-Off Distribution. The number of these Marketable Securities required to be pledged will also be adjusted if any event requiring a dilution adjustment under the Contracts occurs.

    Unless a Seller is in default in its obligations under that Seller's Collateral Agreement, the Seller will be permitted to substitute for the pledged shares of Common Stock (or after a Reorganization Event, pledged Marketable Securities) collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral for the Common Stock, or for Marketable Securities received in a Reorganization Event or Spin-Off Distribution, will be required to have an aggregate market value at the time of delivery and at daily mark-to-market valuations after that time of not less than 150% (or, from and after any Insufficiency Determination that is not cured by the close of business on the next business day, as described below, 200%) of the product of the market price of the Common Stock or Marketable Securities at the time of each valuation times the number of shares of Common Stock or Marketable Securities for which those obligations are being substituted.

    The Collateral Agent will promptly pay over to the Sellers any dividends, interest, principal or other payments received by the Collateral Agent on any collateral pledged by the Sellers, including any substitute collateral, unless a Seller is in default in his obligations under his Collateral Agreement, or unless the payment of that amount to that Seller would cause the collateral to become insufficient under the Collateral Agreement. The Sellers will have the right to vote any pledged shares of Marketable Securities for so long as those shares are owned by them and pledged under the Collateral Agreements, unless an event of default occurs under a Seller's Contract or Collateral Agreement.

    If the Collateral Agent determines (an "Insufficiency Determination") that the collateral pledged by a Seller fails to meet the foregoing requirements at any valuation, and that failure is not cured by the close of business on the business day after that determination, then, unless a Collateral Event of Default (as defined below) under that Seller's Collateral Agreement has occurred and is continuing, the Collateral Agent will commence (1) sales of the collateral consisting of U.S. Government obligations and (2) purchases, using the proceeds of those sales, of shares of Common Stock or Marketable Securities in an amount sufficient to cause the collateral to meet the requirements under the Collateral

Agreement. The Collateral Agent will discontinue those sales and purchases if a Collateral Event of Default occurs under that Collateral Agreement.

    A "Collateral Event of Default" under a Seller's Collateral Agreement means, at any time, (A) if no U.S. Government obligations are pledged as substitute collateral at that time, failure of the collateral to include at least the maximum number of shares of Common Stock covered by that Seller's Contract at that time (or, if a Reorganization Event or Spin-Off Distribution has occurred at or before that time, failure of the collateral to include the maximum number of shares of Common Stock and/or any Marketable Securities required to be pledged as described above); (B) if any U.S. Government obligations are pledged as substitute collateral for shares of Common Stock (and/or shares of Marketable Securities) at that time, failure of those U.S. Government obligations to have a market value at that time of at least 105% of the market price per share of Common Stock (and/or share of Marketable Securities, as applicable) times the difference between (x) the maximum number of shares of Common Stock (and/or shares of Marketable Securities) deliverable under that Seller's Contract at that time and (y) the number of shares of Common Stock (and/or shares of Marketable Securities) pledged by that Seller as collateral at that time; and (C) at any time after a Reorganization Event in which consideration other than Marketable Securities was delivered, failure of any U.S. Government obligations pledged as collateral for that Seller's Cash Delivery Obligations to have a market value at that time of at least 105% of those Cash Delivery Obligations, if that failure is not cured within one business day after notice of that failure is delivered to that Seller.

    If a Collateral Event of Default occurs under a Collateral Agreement, or a Seller suffers a bankruptcy or insolvency, that Seller's obligations under his Contract will automatically be accelerated. In that event, that Seller will become obligated to deliver the number of shares of Common Stock (or, after a Reorganization Event or Spin-Off Distribution, the Marketable Securities or cash or a combination of Marketable Securities and cash deliverable instead of or in addition to those shares of Common Stock) then deliverable under that Seller's Contract, or any U.S. Government obligations then pledged as collateral for that Seller's obligations.

    If a Contract is accelerated, (1) the Collateral Agent will distribute to the Trust, for distribution to the holders of the Securities, the shares of Common Stock and Marketable Securities then pledged by the defaulting Seller and/or cash generated from the sale of U.S. Government obligations then pledged by the defaulting Seller and (2) the Custodian will sell a proportionate amount of the government agency securities acquired by the Trust at the closing of this offering and then held by the Trust, and distribute the proceeds pro rata to the holders. If, by the Exchange Date, any substitute collateral has not been replaced by Common Stock (or, after a Reorganization Event or Spin-Off Distribution, cash or Marketable Securities, as applicable) sufficient to meet the defaulting Seller's obligations under his Contract, the Collateral Agent will distribute to the Trust for distribution pro rata to the holders the market value of the Common Stock and Marketable Securities required to be delivered under that Seller's Contract, in the form of any shares of Common Stock or Marketable Securities then pledged by that Seller plus cash generated from the sale of U.S. Government obligations then pledged by that Seller (or, after a Reorganization Event or Spin-Off Distributions, the market value of the alternative consideration required to be delivered under that Seller's Contract, in the form of any shares of Common Stock or Marketable Securities then pledged, plus any cash then pledged, plus cash generated from the sale of U.S. Government obligations then pledged).

    Calculation Of Market Prices. In calculating any market price, including any Average Market Price, Then-Current Market Price, Value or Transaction Value:

   . If no Closing Price for the Common Stock or Marketable Securities is determined for one or more (but not all) of the Trading Days during the relevant period, those Trading Days will be disregarded in the calculation of the market price. No additional Trading Days will be added to the calculation period.

   . If no Closing Price for the Common Stock or Marketable Securities is determined for any of the Trading Days during the relevant period, the market price will be the most recently available Closing Price for the Common Stock or Marketable Securities, as applicable, before that period began.

    The Sellers. The Sellers are former principals of the Company and their affiliates. Please see "Principal and Selling Stockholders" in the Company Prospectus for information about the Sellers.

  The Government Agency Securities

    The Trust will purchase and hold government agency securities issued by
            , with quarterly payments of interest and principal corresponding to the distributions payable with respect to the Securities and the payment dates under the Securities. See "Description of Securities--Distributions". Up to 30% of the Trust's total assets may be invested in these government agency securities. If a Contract is accelerated, then a proportionate amount of those government agency securities then held in the Trust will be sold by the Administrator and the proceeds of that sale will be distributed pro rata to the holders, together with the amounts distributed upon acceleration. See "--Collateral Arrangements; Acceleration Upon Default By a Seller" and "The Trust--Trust Termination".

  Temporary Investments

    For cash management purposes, the Trust may invest the proceeds of the government agency securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the business day before the next distribution date. Under the Paying Agent Agreement, the Paying Agent is responsible for investing, as instructed by the Trustees, all such cash that is not paid to cover Trust expenses in short-term government agency securities maturing on or shortly before the next quarterly distribution date. Not more than 5% of the Trust's total assets will be invested in those short-term obligations or held in cash at any one time.

                           DESCRIPTION OF SECURITIES

    Each Security represents an equal proportional interest in the Trust, and a total of 2,870,000 Securities will be issued (assuming that the Underwriters do not exercise their option to purchase additional securities). The Securities have no preemptive, redemption or conversion rights. The Securities are fully paid and nonassessable by the Trust. The only securities that the Trust is authorized to issue are the Securities offered hereby and those sold to the initial holder referred to below. See "Underwriting".

  Distributions

    Amount and Timing.  The Trust intends to distribute to holders on a
quarterly basis an amount equal to $       per Security. This amount equals the
pro rata portion of the fixed quarterly payments of interest and principal on the government agency securities held by the Trust. Distributions will be made
on January   , April   , July    and October    of each year to holders of
record as of the preceding business day. The first distribution will be made on
October   , 2002 to holders of record as of the preceding business day. Part of each distribution will be treated as a tax-free return of the holder's investment. See "--Tax Treatment of Distributions" and "Certain Federal Income Tax Considerations--Recognition of Interest on the Government Agency Securities".

    Upon termination of the Trust, as described under the caption "The Trust--Trust Termination", each holder will receive his pro rata portion of any remaining net assets of the Trust.

    Quarterly distributions on the Securities will consist solely of the cash received from the government agency securities. The Trust will not be entitled to any dividends that may be declared on the Common Stock. See "Risk Factors--Shareholder Rights".

    The Trust does not permit the reinvestment of distributions.

    Tax Treatment of Distributions. The following table sets forth information regarding the distributions to be received on the government agency securities described under "Investment Objective and Policies" above (assuming that the Underwriters do not exercise their option to purchase additional securities), the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of interest accruing on those government agency securities with respect to a holder that acquires its Securities at the issue price from the Underwriters pursuant to the original offering. See "Certain Federal Income Tax Considerations -- Recognition of Interest on the Government Agency Securities".

                                              Annual Gross
                           Annual Gross    Distributions from
                        Distributions from     Government     Annual Inclusion
       Annual Return of     Government           Agency        of Interest In
         Capital per          Agency         Securities per      Income per
  Year     Security         Securities          Security          Security
  ---- ---------------- ------------------ ------------------ ----------------
  2002
  2003
  2004
  2005

  Voting

    Holders are entitled to a full vote for each Security held on all matters to be voted on by holders and are not able to cumulate their votes in the election of Trustees. The Trustees have been selected initially by Goldman, Sachs & Co., as the Trust's sponsor and the initial holder of the Trust's Securities. The Trust intends to hold annual meetings as required by the rules of the New York Stock Exchange. The Trustees may call special meetings of holders for action by holder vote as may be required by either the Investment Company Act or the Trust Agreement. The holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding Securities, to remove a Trustee. The Trustees will call a meeting of holders to vote on the removal of a Trustee upon the written request of the holders of record of 10% of the Securities or to vote on other matters upon the written request of the holders of record of 51% of the Securities (unless substantially the same matter was voted on during the previous 12 months). The Trustees will establish, and notify the holders in writing of, the record date for each such meeting. The record date must be not less than 10 nor more than 50 days before the meeting date. Holders at the close of business on the record date will be entitled to vote at the meeting. The Trust will also assist in communications with other holders as required by the Investment Company Act.

  Book-Entry-Only Issuance

    The Depository Trust Company ("DTC") will act as securities depository for the Securities. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The Securities will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global Security certificates will be issued, representing in the aggregate the total number of Securities, and will be deposited with DTC or JPMorgan Chase Bank, as DTC's custodian.

    DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds securities that its participants ("Participants") deposit with DTC. DTC also facilitates the settlement among Participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in Participants' accounts, eliminating the need for physical movement of securities certificates. Direct Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations ("Direct Participants"). Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly ("Indirect Participants").

    Purchases of Securities within the DTC system must be made by or through a Direct Participant, which will receive a credit for the Securities on DTC's records. The ownership interest of each actual purchaser of a Security ("Beneficial Owner") is in turn to be recorded on the Direct or Indirect Participants' records. Beneficial Owners will not receive written confirmation from DTC of their purchases, but Beneficial Owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the Direct or Indirect Participants through which the Beneficial Owners purchased Securities. Transfers of ownership interests in Securities are to be accomplished by entries made on the books of Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in Securities, except upon a resignation of DTC.

    DTC has no knowledge of the actual Beneficial Owners of the Securities; DTC's records reflect only the identity of the Direct Participants to whose accounts those Securities are credited, which may or may not be the Beneficial Owners. The Participants will remain responsible for keeping account of their holdings on behalf of their customers.

    Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

    Payments on the Securities will be made to DTC. DTC's practice is to credit Direct Participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on that payment date. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices and will be the responsibility of that Participant and not of DTC or the Trust, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Trust, disbursement of those payments to Direct Participants is the responsibility of DTC, and disbursement of those payments to the Beneficial Owners is the responsibility of Direct and Indirect Participants.

    Except as provided herein, a Beneficial Owner of an interest in a global Security will not be entitled to receive physical delivery of Securities. Accordingly, each Beneficial Owner must rely on the procedures of DTC to exercise any rights under the Securities.

    DTC may discontinue providing its services as securities depository with respect to the Securities at any time by giving reasonable notice to the Trust. Under those circumstances, if a successor securities depository is not obtained, certificates representing the Securities will be printed and delivered in accordance with DTC's instructions.

                                 RISK FACTORS

  Internal Management; No Portfolio Management and No Change in Assets

    The Trust will not be managed like a typical closed-end investment company. The Trust will be internally managed by its Trustees and will not have any separate investment adviser.

    The Trust will not dispose of the Contracts even if the price of the Common Stock falls significantly or the financial condition of the Company suffers (or if, after a Reorganization Event or Spin-Off Distribution, comparable developments occur affecting any Marketable Securities or the issuer of those Marketable Securities).

    Similarly, the Trust will not dispose of the government agency securities held by the Trust before they mature or the Trust terminates, whichever comes first, even if their value falls significantly.

  Limited Opportunity for Increase in Value; Risk of Decrease in Value of Common Stock

    Because the Contracts allow the Sellers to deliver less than a full share of Common Stock for each outstanding Security if the Average Market Price is higher than the Initial Price, the Securities have more limited appreciation potential than the Common Stock. If the price of Common Stock rises, a holder of a Security will not receive all of this increase in value. Holders will not receive any of this increase if the average market price of the Common Stock at
the Exchange Date is below $      . Holders will receive only     % of any
increase in the value of the Common Stock over $      . On the other hand,
holders of Securities will bear all of any decrease in the value of the Common Stock. The value of the Common Stock to be received by holders on the Exchange Date (and any cash received in lieu of those shares) may be less than the amount paid for the Securities. Furthermore, the Securities may trade below the value of the Common Stock if the Common Stock appreciates in value.

  Fixed Rate of Distributions

    The distributions on the Securities will be at a fixed rate for the entire term of the Trust. To the extent dividends are paid on the Common Stock, distributions on the Securities may be lower than the dividends paid on the Common Stock.

  Dilution Adjustments

    The number of shares of Common Stock that holders are entitled to receive at the termination of the Trust will be adjusted for some events, like stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objective and Policies--The Contracts--Dilution Adjustments". The number of shares to be received by holders may not be adjusted for other events, such as offerings of Common Stock for cash or in connection with acquisitions, that may adversely affect the price of the Common Stock. These other events may adversely affect the trading price of the Securities. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of Common Stock, or that major stockholders will not sell any Common Stock, in the future, or as to the amount of any such offerings or sales.

  Non-Diversified Status

    The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. The only assets held by the Trust will be the government agency securities and the Contracts, and potentially a small amount of other short-term investments. As a result, an investment in the Trust will be riskier than an investment in an investment company with diversified investments.

  Trading Value Affected by Common Stock Price and Other Factors

    The Trust is a closed-end investment company with no previous operating history and the Securities are innovative securities. It is not possible to predict how the Securities will trade in the secondary market.

    The trading prices of the Securities in the secondary market will be directly affected by the trading prices of the Common Stock in the secondary market. The trading prices of the Common Stock may fluctuate, due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the Common Stock is traded and the market segment of which the Company is a part. The trading price of the Securities may also fluctuate due to, among other things, fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control. The Trust believes, however, that because of the yield on the Securities and the formula for determining the number of shares of Common Stock to be delivered on the Exchange Date, the Securities will tend to trade at a premium to the market value of the Common Stock if the Common Stock price falls and at a discount to the market value of the Common Stock if the Common Stock price rises. There can, however, be no assurance that the Securities will trade at a premium to the market value of the Common Stock.

    Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the Trust's net asset value will fall. The Trust cannot predict whether its shares will trade at, below or above net asset value. The risk of purchasing investments in a closed-end investment company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of an initial public offering because for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

  Limited Trading Market for Securities

    The Underwriters currently intend, but are not obligated, to make a market in the Securities. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders with liquidity of investment or that it will continue for the life of the Securities. The Underwriters may stop making a market in the Securities at any time without notice. The Trust will apply to list the Securities on the New York Stock Exchange. If that application is accepted, there can be no assurance that the Securities will not later be delisted or that trading in the Securities on the New York Stock Exchange will not be suspended. If the Securities are delisted or suspended from trading, the Trust will apply for listing of the Securities on another national or regional securities exchange or for quotation on another trading market. If the Securities are not listed or traded on any securities exchange or trading market, or if trading of the Securities is suspended, pricing information for the Securities may be more difficult to obtain, and the price and liquidity of the Securities may be adversely affected.

  Shareholder Rights

    Holders of the Securities will not be entitled to any rights as holders of the Common Stock unless and until they actually receive Common Stock in exchange for the Securities. For example, holders of Securities will not be entitled to vote the shares of Common Stock or receive dividends.

  Impact of the Securities on the Market for the Common Stock

    The Trust cannot predict accurately how or whether investors will resell the Securities and how easy it will be to resell them. Any market that develops for the Securities is likely to influence and be influenced by the market for the Common Stock. For example, investors' anticipation that the Sellers may
deliver Common Stock that represents approximately   % of the currently
outstanding Common Stock when the Securities mature could cause the price of the Common Stock to be unstable or fall. The following factors could also affect the price of Common Stock:

   . sales of Common Stock by investors who prefer to invest in the Company by investing in the Securities;

   . hedging of investments in the Securities by selling Common Stock (called "selling short"); and

   .   arbitrage trading activity between the Securities and Common Stock.

  The Company is Not Responsible for the Securities

    The Company has no obligation to make any payments on the Securities. Nor does the Company have to take the Trust's needs or your needs into consideration for any reason. The Company will not receive any money from the sale of the Securities. The Company will not be involved in managing or trading the Securities or determining or calculating the amount you will receive when the Securities mature.

  Tax Treatment of Securities Uncertain

    No statutory, judicial or administrative authority directly addresses the characterization of the Securities or instruments similar to the Securities for U.S. federal income tax purposes. As a result, significant aspects of the U.S. federal income tax consequences of an investment in the Securities are not certain. There is no ruling from the Internal Revenue Service with respect to the Securities and the Internal Revenue Service might not agree with the conclusions expressed under the section "Certain Federal Income Tax Considerations" in this prospectus.

  Risk Factors for the Company

    You should carefully consider the information in the attached prospectus of the Company, including the risk factors for the Company.

                   CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

    The following discussion of the principal United States federal income tax consequences of ownership of Securities represents the opinion of Sullivan & Cromwell, counsel to the Trust. It deals only with Securities held as capital assets by a holder who acquires its Securities at the issue price pursuant to the original offering, and not with special classes of holders, such as dealers in securities or currencies, traders that elect to mark to market, banks, life insurance companies, persons who are not United States Holders (as defined below), persons that hold Securities that are part of a hedging transaction, straddle or conversion transaction, or persons whose functional currency is not the U.S. dollar. The summary is based on the Internal Revenue Code of 1986, as amended (the "Code"), its legislative history, existing and proposed regulations under the Code, published rulings and court decisions, all as currently in effect and all subject to change or different interpretation at any time, perhaps with retroactive effect. It should be noted that the Trust has not sought a ruling from the Internal Revenue Service with respect to the federal income tax consequences of ownership of Securities, and the Internal Revenue Service is not required to agree with the opinion of Sullivan & Cromwell.

PROSPECTIVE PURCHASERS OF SECURITIES SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE CONSEQUENCES, IN THEIR PARTICULAR CIRCUMSTANCES, UNDER THE CODE AND THE LAWS OF ANY STATE, LOCAL OR OTHER TAXING JURISDICTION, OF OWNERSHIP OF SECURITIES.

    A "United States Holder" is a beneficial owner of Securities who or that is
(1) a citizen or resident of the United States, (2) a domestic corporation or other entity treated as such for United States federal income tax purposes, (3) an estate the income of which is subject to United States federal income tax without regard to its source or (4) a trust if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more United States persons have the authority to control all substantial decisions of the trust.

    Holders should be aware that there are alternative characterizations of the Trust's assets which could result in different federal income tax consequences. See "--Alternative Characterizations" below. While Sullivan & Cromwell does not believe these alternative characterizations should apply for federal income tax purposes, there can be no assurance in this regard, and holders should consult their tax advisors concerning the risks associated with alternative characterizations. The following discussion assumes that no such alternative characterizations will apply.

    Tax Status of the Trust. The Trust will be treated as a grantor trust for federal income tax purposes and, under the grantor trust rules of the Code, each holder will be considered the owner of its pro rata portions of the government agency securities and the Contracts in the Trust. Income received by the Trust will be treated as income of the holders in the manner set forth below.

    Recognition of Interest on the Government Agency Securities. The government agency securities in the Trust will consist of a single class of amortizing government agency securities. A holder will be required to treat its pro rata portion of each government agency security initially acquired by the Trust as an amortizing bond. A holder will include interest in income over the life of the government agency securities in an amount equal to the holder's pro rata portion of the excess of the amounts payable on those government agency securities over the amount paid for the government agency securities by the Trust. The amount of that excess will constitute only part of the total amounts payable in respect of government agency securities held by the Trust, however. Consequently, a substantial portion of each quarterly cash distribution to the holders will be treated as a tax-free return of the holders' investment in the government agency securities and will not be considered current income for federal income tax purposes. See "Description of Securities--Distributions--Tax Treatment of Distributions".

    A holder will be required to include interest in income for federal income tax purposes when it is received or accrued by the Trust, depending on the holder's method of accounting for tax purposes.

    Tax Basis of the Government Agency Securities and the Contracts. A holder's initial tax basis in the Contracts and the government agency securities, respectively, will equal its pro rata portion of the amounts paid
for them by the Trust. It is currently anticipated that     % and     % of the
net proceeds of the offering will be used by the Trust to purchase the government agency securities and as payments for the Contracts, respectively. A holder's tax basis in the government agency securities will be decreased by the amount received in respect of government agency securities that is treated as a return of capital.

    Treatment of the Contracts. Each holder will be treated as having entered into a pro rata portion of the Contracts and, at the Exchange Date, as having received a pro rata portion of the Common Stock or cash, Marketable Securities or a combination of Common Stock, Marketable Securities and cash delivered to the Trust.

    Distribution of the Common Stock. The delivery of Common Stock to the Trust pursuant to the Contracts and the Trust's distribution of Common Stock to the holders will not be taxable to the holders. Each holder's basis in its Common Stock will be equal to its basis in its pro rata portion of the Contracts which is settled in Common Stock less the portion of that basis allocable to any fractional shares of Common Stock for which cash is received. A holder will recognize short-term capital gain or loss upon receipt by the Trust of cash in lieu of fractional shares of Common Stock equal to the difference between the holder's allocable portion of the amount of cash received and the holder's basis in those fractional shares. The holding period for the Common Stock will begin on the day after it is acquired by the Trust.

    Distribution of Cash. If the Trust receives cash upon settlement of the Contracts, a holder will recognize capital gain or loss equal to the difference between the holder's allocable portion of the amount of cash received and the holder's basis in the Contracts settled for cash. Any gain or loss will be capital gain or loss which is taxable to holders as described below under "--Sale of Securities".

    Sale of Securities. A holder who sells Securities will be treated as having sold its pro rata portions of the government agency securities and the Contracts underlying the Securities. As a result, the holder will recognize capital gain or loss equal to the difference between the amount realized and the holder's aggregate tax bases in its pro rata portions of the government agency securities and the Contracts (except for amounts attributable to accrued but unpaid interest on the Government Agency Securities, which would be taxed as ordinary income). Any gain or loss will be long-term capital gain or loss if the holder has held the Securities for more than one year. Long-term capital gain of an individual holder will be subject to a maximum tax rate of 20%.

    Alternative Characterizations. Sullivan & Cromwell believes the Contracts should be treated for federal income tax purposes as prepaid forward contracts for the purchase of a variable number of shares of Common Stock.

    The Internal Revenue Service could conceivably seek to treat the Contracts differently. The Internal Revenue Service might, for example, seek to treat the cash paid to the Sellers pursuant to the Contracts as loans to the Sellers in exchange for contingent debt obligations of the Sellers. If the Internal Revenue Service were to prevail in making such an assertion, a holder might be required to include original issue discount in income over the life of the Securities at a market rate of interest for the Sellers, taking account of all the relevant facts and circumstances. In addition, a holder would be required to include interest (rather than capital gain) in income on the Exchange Date in an amount equal to the excess, if any, of the value of the Common Stock received on the Exchange Date (or the proceeds from cash settlement of the Contracts) over the aggregate of the purchase price of the Contracts and any original issue discount previously included in income (or might be entitled to an ordinary deduction to the extent of interest previously included in income and not ultimately received) and any gain or loss attributable to the sale of the Contracts could be treated as ordinary income or loss. The Internal Revenue Service could also conceivably take the view that a holder should include in income the amount of cash actually received each year on the Securities.

    Backup Withholding and Information Reporting. The payments of principal and interest on the government agency securities, and the proceeds received from cash settlement of the Contracts or the sale of Securities, may be subject to U.S. backup withholding tax if the holder of those Securities fails to supply an accurate taxpayer identification number or otherwise to comply with applicable U.S. information reporting or certification requirements. Any amounts so withheld will be allowed as a credit against that holder's U.S. federal income tax liability and may entitle that holder to a refund, provided that the required information is furnished to the Internal Revenue Service.

    After the end of each calendar year, the Trust will furnish to each record holder of Securities an annual statement containing information relating to the payments on the government agency securities received by the Trust. The Trust will also furnish annual information returns to each record holder of the Securities and to the Internal Revenue Service.

                                 UNDERWRITING

    The Company, the Trust, the Sellers and the Underwriters have entered into an underwriting agreement with respect to the Securities being offered. Subject to certain conditions, each Underwriter has severally agreed to purchase the number of Securities indicated in the following table.

                                                       Number
              Underwriters                          of Securities
              ------------                          -------------
              Goldman, Sachs & Co..................
              Merrill Lynch, Pierce, Fenner & Smith
                       Incorporated................
              Bear, Stearns & Co. Inc..............
              J.P. Morgan Securities Inc...........
              Salomon Smith Barney Inc.............
                                                      ---------
                     Total.........................   2,870,000
                                                      =========

    The Underwriters are committed to take all and pay for all of the Securities being offered.

    If the Underwriters sell more Securities than the total number set forth in the table above, the Underwriters have an option to buy up to an additional 430,000 Securities from the Trust to cover such sales. They may exercise that option for 30 days. If any Securities are purchased pursuant to this option, the Underwriters will severally purchase Securities in approximately the same proportion as set forth in the table above.

    The following table shows the per Security and total underwriting compensation to be paid to the Underwriters by the Sellers. Such amounts are shown assuming both no exercise and full exercise of the Underwriters' option to purchase 430,000 additional Securities.

                 Paid by the Sellers No Exercise Full Exercise
                 ------------------- ----------- -------------
                    Per Security....      $            $
                    Total...........      $            $

    Securities sold by the Underwriters to the public will initially be offered at the initial public offering price set forth on the cover of this prospectus. Any Securities sold by the Underwriters to securities dealers may be sold at a
discount of up to $       per Security from the initial public offering price.
Any such securities dealers may resell any Securities purchased from the Underwriters to certain other brokers or dealers at a discount of up to $
per Security from the initial public offering price. If all the Securities are not sold at the initial public offering price, the Underwriters may change the initial public offering price and the other selling terms. The sales load of
$       per Security is equal to 3.0% of the initial public offering price.
Investors must pay for any Securities purchased in the initial public offering
on or before           , 2002.

    The Securities will be a new issue of securities with no established trading market. Application will be made to list the Securities on the New York
Stock Exchange under the symbol "      ". The Underwriters have advised the
Company that they intend to make a market in the Securities, but they are not obligated to do so and may discontinue market making at any time without notice. No assurance can be given as to the liquidity of the trading market for the Securities.

    The Company, the executive officers and directors of the Company and the Sellers have agreed with the Underwriters not to dispose of or hedge any of their Common Stock or securities convertible into or exchangeable for shares of Common Stock (other than pursuant to the concurrent secondary stock offering by the employees who are participants in our Employee Defined Contribution Stock Incentive Plan) during the period from the date of this prospectus continuing through the date 90 days after the date of this prospectus, except with the prior written consent of the representatives of the Underwriters.

    However, the restrictions set forth in the prior paragraph will not apply to (A) the shares of Common Stock to be sold in this offering, (B) Common Stock issued by the Company to individuals in connection with their being hired as employees of the Company or a subsidiary, (C) any shares of Common Stock issued by the Company upon the exercise of an option or warrant or upon the conversion of a security outstanding on the date hereof, a list of which is attached to the underwriting agreement, (D) any shares of Common Stock issued or options to purchase Common Stock granted pursuant to existing employee benefit plans or director compensation plans of the Company, (E) agreements to sell, or issuances of, securities to strategic investors or in connection with acquisitions, joint ventures and other strategic business objectives, so long as those persons to whom the Company issues such securities agree not to sell them for the then remaining portion of the 90-day lock-up period and (F) the issuance of the shares of Common Stock issuable upon conversion of the Company's zero coupon senior convertible notes.

    In connection with the offering, the Underwriters may purchase and sell Securities in the open market. These transactions may include short sales, stabilizing transactions and purchases to cover positions created by short sales. Short sales involve the sale by the Underwriters of a greater number of Securities than they are required to purchase in the offering. "Covered" short sales are sales made in an amount not greater than the Underwriters' option to purchase additional Securities from the Company or selling stockholder in the offering. The underwriters may close out any covered short position by either exercising their option to purchase additional Securities or purchasing Securities in the open market. In determining the source of Securities to close out the covered short position, the Underwriters will consider, among other things, the price of Securities available for purchase in the open market as compared to the price at which they may purchase Securities through their option to purchase additional Securities from us. "Naked" short sales are any sales in excess of such option. The Underwriters must close out any naked short position by purchasing Securities in the open market. A naked short position is more likely to be created if the Underwriters are concerned that there may be downward pressure on the price of the Securities in the open market after pricing that could adversely affect investors who purchase in the offering. Stabilizing transactions consist of various bids for or purchases of Securities made by the Underwriters in the open market prior to the completion of the offering.

    The Underwriters may also impose a penalty bid. This occurs when a particular Underwriter repays to the Underwriters a portion of the underwriting discount received by it because the representatives have repurchased Securities sold by or for the account of that Underwriter in stabilizing or short covering transactions.

    These activities by the Underwriters may stabilize, maintain or otherwise affect the market price of the Securities. As a result, the price of the Securities may be higher than the price that otherwise might exist in the open market. If these activities are commenced, they may be discontinued by the Underwriters at any time. These transactions may be effected on the New York Stock Exchange, in the over-the-counter market or otherwise.

    Each Underwriter has represented, warranted and agreed that (i) it has not offered or sold and, prior to the expiry of a period of six months from the closing date of this Offering, will not offer or sell any Securities to persons in the United Kingdom except to persons whose ordinary activities involve them in acquiring, holding, managing or disposing of investments (as principal or agent) for the purposes of their businesses or otherwise in circumstances which have not resulted and will not result in an offer to the public in the United Kingdom within the meaning of the Public Offers of Securities Regulations 1995;
(ii) it has only communicated or caused to be communicated and will only communicate or cause to be communicated any invitation or inducement to engage in investment activity (within the meaning of section 21 of the Financial Services and Markets Act 2000 ("FSMA")) received by it in connection with the issue or sale of any Securities in circumstances in which section 21(1) of the FSMA does not apply to the Trust; and (iii) it has complied and will comply with all applicable provisions of the FSMA with respect to anything done by it in relation to the Securities in, from or otherwise involving the United Kingdom.

    Concurrent with this offering, certain stockholders of the Company are offering 1,480,000 shares of Common Stock (or up to 1,700,000 shares if the Underwriters' option to purchase additional shares in that offering is exercised in full) pursuant to an underwriting agreement among such selling stockholders, Company and the same Underwriters as in this offering.

    In light of the fact that proceeds from the sale of the Securities will be used by the Trust to purchase the Contracts from the Sellers, the Underwriting Agreement provides that the Sellers will pay to the Underwriters the
Underwriters' compensation of $       per Security.

    The Underwriters do not expect sales to discretionary accounts to exceed five percent of the total number of Securities offered.

    The Company and the Sellers have agreed to indemnify the several Underwriters against certain liabilities, including liabilities under the Securities Act of 1933.

    Goldman, Sachs & Co. has subscribed for one Security at a purchase price of $100.00. Goldman, Sachs & Co. will surrender this Security upon the closing of the offering made by this prospectus. No Securities will be sold to the public until the Securities subscribed for have been purchased and the purchase price of the Securities paid in full to the Trust.

    Certain of the Underwriters and their affiliates have provided from time to time, and expect to provide in the future, investment and commercial banking and financial advisory services to us and our affiliates in the ordinary course of business, for which they have received and may continue to receive customary fees and commissions.

                                 LEGAL MATTERS

    The validity of the Securities will be passed upon for the Trust by Sullivan & Cromwell, New York, New York. Certain legal matters with respect to the offering of the Securities will be passed upon for the Underwriters by Cleary, Gottlieb, Steen & Hamilton, New York, New York.

                                    EXPERTS

    The financial statement included in this prospectus has been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their opinion appearing herein, and has been so included in reliance upon that opinion given upon the authority of that firm as experts in accounting and auditing.

               WHERE YOU CAN FIND MORE INFORMATION ON THE TRUST

    The Trust has filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933 with respect to the Securities. You can find more information concerning the Securities and the Trust in the Registration Statement of which this prospectus is a part. You may read and copy the Registration Statement at the SEC's office in Washington, D.C. Please call the SEC at l-800-SEC-0330 for more information on their copy charges. The Registration Statement is also available on the SEC's website (http://www.sec.gov). The Securities will be listed on the New York Stock Exchange and you may inspect information concerning the Trust and the Securities at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005.

              WHERE YOU CAN FIND MORE INFORMATION ON THE COMPANY

    The Company files reports, proxy statements and other information with the Securities and Exchange Commission. Its filings are available over the Internet at the SEC's web site (http://www.sec.gov). You may also read and copy any document the Company files with the SEC at the SEC's office in Washington, D.C. Please call the SEC at l-800-SEC-0330 for more information on their copy charges. You may also inspect the reports and other information the Company files with the SEC at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Securityholders of Neuberger Berman Automatic Common Exchange Security Trust:

    In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Neuberger
Berman Automatic Common Exchange Security Trust (the "Trust") as of July   ,
2002, in conformity with accounting principles generally accepted in the United States of America. This Statement of Assets and Liabilities is the responsibility of the Trust's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by the Trust's management and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

New York, New York
July   , 2002

           NEUBERGER BERMAN AUTOMATIC COMMON EXCHANGE SECURITY TRUST

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JULY  , 2002

                                    ASSETS
               Cash........................................ $100
                                                            ----
               Total assets................................ $100
                                                            ====
                                  LIABILITIES
                         .................................. $  0
                                                            ----
               Net Assets
               Balance applicable to 1 Security outstanding $100
                                                            ----
               Net asset value per Security................ $100
                                                            ====

--------
(1) Neuberger Berman Automatic Common Exchange Security Trust (the "Trust") was established on June 29, 1999 and has had no operations to date other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Costs incurred in connection with the Trust's organization will be paid by the Sellers referred to below.

(2) The Trust proposes to sell Trust Automatic Common Exchange Securities (the "Securities") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940.
         TheTrust is a finite-term trust established to purchase and hold government agency securities and forward purchase contracts with stockholders of Neuberger Berman Inc. (the "Sellers") relating to the Common Stock of Neuberger Berman Inc. The Trust will be internally managed and will not have an investment adviser. The Trust's administration, which will be overseen by the trustees, will be carried out by JPMorgan Chase Bank as administrator of the Trust. JPMorgan Chase Bank will also serve as the Trust's custodian, and as paying agent, registrar and transfer agent with respect to the Securities. Ongoing fees and anticipated expenses for the term of the Trust will be paid for by the Sellers.

(3) The Trust issued one Security on June 29, 1999 to Goldman, Sachs & Co. in consideration for a purchase price of $100. Simultaneously with the offering, Goldman, Sachs & Co. will surrender the Security to the Trust.

                                   GLOSSARY

    "Administration Agreement" means the Administration Agreement, dated as of , 2002, between the Trust and JPMorgan Chase Bank, as Administrator.

    "Administrator" means JPMorgan Chase Bank (or its successor) in its capacity as Administrator under the Administration Agreement.

    "Appreciation Threshold Price" means $      , subject to adjustment as
described under "--The Contracts--Dilution Adjustments".

    "Average Market Price" per share of Common Stock or Marketable Securities on any date means the average Closing Price per share of Common Stock or Marketable Securities for the Calculation Period consisting of the 20 Trading Days immediately prior to but not including such date; provided that if no Closing Price for the Common Stock or Marketable Securities is determined for one or more (but not all) of such Trading Days, such Trading Days shall be disregarded in the calculation of the Average Market Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Common Stock or Marketable Securities may be determined for any of such Trading Days, the Average Market Price shall be the Closing Price for the Common Stock or Marketable Securities for the most recent Trading Day prior to such 20 Trading Days for which a Closing Price for the Common Stock or Marketable Securities may be determined pursuant to the definition of "Closing Price".

    "Beneficial Owner" means an actual purchaser of a Security, which will not receive written confirmation from DTC of its purchases of Securities but which is expected to receive written confirmations providing details of the transactions, as well as periodic statements of its holdings, from the Direct or Indirect Participants through which the Beneficial Owner purchased Securities.

    "Calculation Period" means any period of Trading Days for which an average security price must be determined pursuant to the Contracts.

    "Cash Delivery Obligations" means, at any time in respect of any Seller's Contract, (1) if no Reorganization Event has occurred, zero, and (2) from and after any Reorganization Event, the Transaction Value of any Consideration other than Marketable Securities included in the Merger Consideration in such Reorganization Event, multiplied by the maximum number of shares of Common Stock covered by that Contract at the time of the Reorganization Event; provided that if the Reorganization Event is a Cash Merger, the Seller's Cash Delivery Obligation will be zero after the Seller delivers the Accelerated Portion as required under the Contract.

    "Closing Price" of any common equity security (including the Common Stock or any Marketable Securities) on any date of determination means the closing sale price (or, if no closing sale price is reported, the last reported sale price) of such common equity security as reported on the NYSE Consolidated Tape on such date of determination or, if such common equity security is not listed for trading on the NYSE on such date, as reported in the composite transactions for the principal United States national or regional securities exchange on which such common equity security is so listed, or if such common equity security is not so listed on a United States national or regional securities exchange on such date, as reported by the Nasdaq National Market or, if such common equity security is not so reported on such date, the last quoted bid price for such common equity security in the over-the-counter market as reported by the National Quotation Bureau or any similar organization or, if there is no quoted bid price for such common equity security in the over-the-counter market, the fair market value of such common equity security shall be determined in good faith by the Trustees; provided that if any event that results in an adjustment to the number of shares of Common Stock or Marketable

Securities deliverable under the Contracts, as described under "The Contracts--Dilution Adjustments", occurs during any Calculation Period, the Closing Price as determined pursuant to the foregoing for each Trading Day in the Calculation Period occurring prior to the date on which such adjustment is effected will be appropriately adjusted to reflect the occurrence of such event.

    "Code" means the Internal Revenue Code of 1986, as amended.

    "Collateral Agent" means JPMorgan Chase Bank (or its successor) in its capacity as Collateral Agent under the Collateral Agreement.

    "Collateral Agreement" means each of the separate Collateral Agreements,
dated as of        , 2002, among a Seller, JPMorgan Chase Bank, as Collateral
Agent, and the Trust, securing that Seller's obligations under his Contract.

    "Collateral Event of Default" under any Seller's Collateral Agreement means, at any time, (1) if no U.S. Government obligations are pledged as substitute collateral at such time, failure of the collateral to include at least the maximum number of shares of Common Stock covered by that Seller's Contract at that time (or, if a Reorganization Event or Spin-Off Distribution has occurred at or before that time, failure of the collateral to include the maximum number of shares of any Marketable Securities required to be pledged as described under "Investment Objective and Policies--The Contracts--Collateral Arrangements; Acceleration Upon Default By a Seller" above); (2) if any U.S. Government obligations are pledged as substitute collateral for shares of Common Stock (or shares of Marketable Securities deliverable pursuant to the Contracts) at that time, failure of those U.S. Government obligations to have a market value at that time of at least 105% of the market price per share of Common Stock (or share of Marketable Securities, as the case may be) times the difference between (x) the maximum number of shares of Common Stock (or shares of Marketable Securities) covered by that Seller's Contract at that time and
(y) the number of shares of Common Stock (or shares of Marketable Securities) pledged as collateral at that time; and (3) at any time after a Reorganization Event in which consideration other than Marketable Securities has been delivered, failure of any U.S. Government obligations pledged as collateral for Cash Delivery Obligations to have a market value at that time of at least 105% of those Cash Delivery Obligations, if that failure is not cured within one business day after notice of that failure is delivered to that Seller.

    "Common Stock" means the Common Stock, par value $0.01 per share, of the Company.

    "Company" means Neuberger Berman Inc., a Delaware corporation.

    "Company Prospectus" means the prospectus of the Company, dated        ,
2002 (attached as Annex A hereto), which describes the Company and the Common Stock.

    "Company Successor" means a surviving entity or subsequent surviving entity of the Company.

    "Contract" means each of the separate stock purchase contracts between a Seller and the Trust relating to the Common Stock.

    "Custodian" means JPMorgan Chase Bank (or its successor) in its capacity as Custodian under the Custodian Agreement.

    "Custodian Agreement" means the Custodian Agreement, dated as of        ,
2002, between the Trust and JPMorgan Chase Bank, as Custodian.

    "Direct Participants" means Participants of DTC, including brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, that are direct Participants of DTC.

    "DTC" means The Depository Trust Company.

    "Excess Purchase Payment" means the excess, if any, of (1) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination shall be final) of all other consideration paid by the Company with respect to one share of Common Stock acquired in a tender offer or exchange offer by the Company, over (2) the Then-Current Market Price per share of Common Stock.

    "Exchange Date" means       , 2005.

    "Exchange Rate" means the rate of exchange of Common Stock for Securities on the Exchange Date, and will be determined as follows (adjusted in certain events).

        (1) If the Average Market Price is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Exchange Rate will be a fraction (rounded upward or downward to the nearest 1/10,000th or, if there is not a nearest 1/10,000th, to the next lower 1/10,000th) equal to the Initial Price divided by the Average Market Price.

        (2) If the Average Market Price is equal to or greater than the
    Appreciation Threshold Price, the Exchange Rate will be        shares of
    Common Stock.

        (3) If the Average Market Price is less than the Initial Price, the Exchange Rate will be one share of Common Stock.

    "holders" means the registered holders of the Securities.

    "Indirect Participants" means Participants of DTC, such as securities brokers and dealers, banks and trust companies, that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly.

    "Initial Price" means $      , subject to adjustment as described under
"--The Contracts--Dilution Adjustments".

    "Insufficiency Determination" means a determination by the Collateral Agent that the collateral pledged by a Seller fails to meet the requirements described under "Investment Objective and Policies--The Contracts--Collateral Arrangements; Acceleration Upon Default By a Seller".

    "Investment Company Act" means the Investment Company Act of 1940, as amended.

    "majority of the Trust's outstanding Securities" means the lesser of (i) 67% of the Securities represented at a meeting at which more than 50% of the outstanding Securities are represented, and (ii) more than 50% of the outstanding Securities.

    "Managing Trustee" means the Trustee designated to serve as Managing
Trustee.

    "Marketable Securities" means any common equity securities (whether voting or non-voting) listed on a U.S. national or regional securities exchange or reported by the Nasdaq National Market.

    "NYSE" means the New York Stock Exchange, Inc.

    "Participants" means participants of DTC.

    "Paying Agent" means JPMorgan Chase Bank (or its successor) in its capacity as transfer agent, registrar and paying agent under the Paying Agent Agreement.

    "Paying Agent Agreement" means the Paying Agent Agreement, dated as of , 2002, between the Trust and JPMorgan Chase Bank, as transfer agent, registrar and paying agent.

    "Permitted Dividend" means any quarterly cash dividend in respect of the Common Stock, other than a quarterly cash dividend that exceeds the immediately preceding quarterly cash dividend, and then only to the extent that the per share amount of such dividend results in an annualized dividend yield on the Common Stock in excess of 12.5%.

    "Reorganization Event" means (1) any consolidation or merger of the Company, or any Company Successor, with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately prior to the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (2) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (3) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a consolidation or merger referred to in clause
(1)) or (4) any liquidation, dissolution or winding up of the Company or any Company Successor.

    "SEC" means the Securities and Exchange Commission.

    "Securities" means the Trust's $       Trust Automatic Common Exchange
Securities.

    "Sellers" means the stockholders of the Company identified in the Company Prospectus as participating in this offering.

    "Spin-Off Distribution" means a distribution by the Company to holders of Common Stock of Marketable Securities issued by an issuer other than the Company.

    "Then-Current Market Price" of the Common Stock, for the purpose of applying any adjustment described in "Investment Objective and Policies--The Contracts--Dilution Adjustments", means the average Closing Price per share of Common Stock for the Calculation Period consisting of five Trading Days immediately prior to the time such adjustment is effected (or, in the case of an adjustment effected at the opening of business on the business day after a record date, immediately prior to the earlier of the time such adjustment is effected and the related ex-date); provided that if no Closing Price for the Common Stock is determined for one or more (but not all) of such Trading Days, such Trading Days will be disregarded in the calculation of the Then-Current Market Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Common Stock may be determined for any of such Trading Days, the Then-Current Market Price shall be the Closing Price for the Common Stock for the most recent Trading Day prior to such five Trading Days for which a Closing Price for the Common Stock may be determined pursuant to the definition of "Closing Price". The ex-date with respect to any dividend, distribution or issuance shall mean the first date on which the shares of Common Stock trade regular way on their principal market without the right to receive such dividend, distribution or issuance.

    "Trading Day" in respect of any common equity security means a day on which such common equity security (1) is not suspended from trading on any United States national or regional securities exchange or association or over-the-counter market at the close of business and (2) has traded at least once on the United States national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that security.

    "Transaction Value" means, with respect to any Reorganization Event, the sum of: (1) for any cash received in such Reorganization Event, the amount of such cash received per share of Common

Stock; (2) for any property other than cash or Marketable Securities received in such Reorganization Event, an amount equal to the market value on the date such Reorganization Event is consummated of such property received per share of Common Stock (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination shall be final); and (3) for any Marketable Securities received in such Reorganization Event, an amount equal to the Average Market Price per share of those Marketable Securities on the Exchange Date (or, in the case of a Cash Merger, on the date the Reorganization Event is consummated), multiplied by the number of such Marketable Securities received for each share of Common Stock.

    "Trust" means the Neuberger Berman Automatic Common Exchange Security Trust.

    "Trust Agreement" means the trust agreement dated as of June 29, 1999
pursuant to which the Trust was formed, as amended and restated as of        ,
2002.

    "Trustees" means the three trustees who will internally manage the Trust.

    "Underwriters" means Goldman, Sachs & Co. and Merrill Lynch & Co., the Underwriters of the Securities.

    "Underwriters' Compensation" means the compensation of $       per Security
payable to the Underwriters by the Sellers pursuant to the Underwriting
Agreement.

    "United States Holder" means a beneficial owner of Securities who or that is (1) a citizen or resident of the United States, (2) a domestic corporation or other entity treated as such for United States federal income tax purposes,
(3) an estate the income of which is subject to United States federal income tax without regard to its source or (4) a trust if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more United States persons have the authority to control all substantial decisions of the trust.

    "Value" means (1) in respect of cash, the amount of such cash; (2) in respect of any property other than cash or Marketable Securities, an amount equal to the market value on the date the Reorganization Event is consummated (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator); and (iii) in respect of any share of Marketable Securities, an amount equal to the Average Market Price per share of those Marketable Securities on the date the Reorganization Event is consummated.

================================================================================

    No dealer, salesperson or other person is authorized to give any information or to represent anything not contained in this prospectus. You must not rely on any unauthorized information or representations. This prospectus is an offer to sell only the Securities offered hereby, but only under circumstances and in jurisdictions where it is lawful to do so. The information contained in this prospectus is current only as of its date.

                               ----------------

                               TABLE OF CONTENTS

                                                        Page
                                                        ----
                    Prospectus Summary.................   2
                    The Trust..........................   9
                    Use of Proceeds....................  12
                    Investment Objective and Policies..  12
                    Description of Securities..........  24
                    Risk Factors.......................  27
                    Certain Federal Income Tax
                      Considerations...................  30
                    Underwriting.......................  33
                    Legal Matters......................  35
                    Experts............................  35
                    Where You Can Find More Information
                      on the Trust.....................  35
                    Where You Can Find More Information
                      on the Company...................  36
                    Report of Independent Accountants..  37
                    Statement of Assets and Liabilities  38
                    Glossary...........................  39

                               ----------------

    Through and including           , 2002 (the 25th day after the date of this
prospectus), all dealers effecting transactions in these Securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to a dealer's obligation to deliver a prospectus when acting as an underwriter and with respect to an unsold allotment or subscription.

================================================================================
================================================================================

                             2,870,000 Securities

                               Neuberger Berman
                               Automatic Common
                               Exchange Security
                                     Trust

               $     Trust Automatic Common Exchange Securities

                                 -------------

                                  PROSPECTUS

                                 -------------

                             Goldman, Sachs & Co.
                              Merrill Lynch & Co.
                           Bear, Stearns & Co. Inc.
                                   JPMorgan
                             Salomon Smith Barney

================================================================================

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements
    Part A -  Report of Independent Accountants. Statement of Assets and Liabilities.
    Part B -  None.

(b) Exhibits
    2.a.(i)   Trust Agreement
    2.a.(ii)  Form of Amended and Restated Trust Agreement*
              Form of Specimen Certificate of $       Trust Automatic Common Exchange
    2.d       Security (included in Exhibit 2.a.(ii))*
    2.h       Form of Underwriting Agreement*
    2.j       Form of Custodian Agreement*
    2.k.(i)   Form of Administration Agreement*
    2.k.(ii)  Form of Paying Agent Agreement*
    2.k.(iii) Form of Purchase Contract*
    2.k.(iv)  Form of Collateral Agreement*
    2.k.(v)   Form of Fund Expense Agreement*
    2.k.(vi)  Form of Fund Indemnity Agreement*
    2.l       Opinion and Consent of Counsel to the Trust*
    2.n.(i)   Tax Opinion and Consent of Counsel to the Trust*
    2.n.(ii)  Consent of Independent Public Accountants*
    2.n.(iii) Consents to Being Named as Trustee*
    2.p       Form of Subscription Agreement*
    2.r       Financial Data Schedule*
--------
* To be filed by amendment.

Item 25.  Marketing Arrangements

    See the Form of Underwriting Agreement to be filed as Exhibit 2.h to this Registration Statement.

Item 26.  Other Expenses of Issuance and Distribution

    The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees................................................................ $
New York Stock Exchange listing fee..............................................
Printing (other than certificates)...............................................
Fees and expenses of qualification under state securities laws (excluding fees of counsel).......................................................................
Accounting fees and expenses.....................................................
Legal fees and expenses..........................................................
NASD fees........................................................................
Miscellaneous....................................................................
                                                                                  --
Total............................................................................ $
                                                                                  ==

Item 27.  Person Controlled by or under Common Control with Registrant

    Before June 29, 1999 the Trust had no existence. As of the effective date, the Trust will have entered into a Subscription Agreement for one Security with Goldman, Sachs & Co. and an Underwriting Agreement with Goldman, Sachs & Co. and Merrill Lynch, Pierce, Fenner & Smith Incorporated with respect to the Securities offered by the prospectus.

Item 28.  Number of Holders of Securities

                                                            Number of
       Title of Class                                     Record Holders
       --------------                                     --------------
       $       Trust Automatic Common Exchange Securities       1

Item 29.  Indemnification

    The Underwriting Agreement, to be filed as Exhibit 2.h to this Registration Statement, provides for indemnification of the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").

    The Amended and Restated Trust Agreement filed as Exhibit 2.a.(ii) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2.j, 2.k.(i) and 2.k.(ii) to this Registration Statement provide for indemnification to the Custodian, Administrator and Paying Agent against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as
Exhibit 2.k.(vi) to this Registration Statement provides that the Sellers will indemnify the Trust for certain indemnification expenses incurred under the Trust Agreement, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

    Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. If a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 30.  Business and Other Connections of Investment Adviser

    Not Applicable.

Item 31.  Location of Accounts and Records

    The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o Goldman, Sachs & Co., 85 Broad Street, New York, New York 10004 and at the offices of the Registrant's administrator, JPMorgan Chase Bank.

Item 32.  Management Services

    Not applicable.

Item 33.  Undertakings

    (a) The Registrant hereby undertakes to suspend offering of the Securities until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value falls more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

    (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective;
(ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 2nd day of July, 2002.

                                              NEUBERGER BERMAN AUTOMATIC COMMON
                                                EXCHANGE SECURITY TRUST

                                              By:      /s/  PAUL S. EFRON
                                                  -----------------------------
                                                          Paul S. Efron
                                                             Trustee

    Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person, in the capacities and on the date indicated.

                Name                    Title                  Date
                ----                    -----                  ----

         /s/  PAUL S. EFRON Principal Executive Officer,   July 2, 2002
         ------------------   Principal Financial Officer,
           Paul S. Efron      Principal Accounting Officer
                              and Trustee

                                 EXHIBIT INDEX

                                                                                   Sequential
 Exhibit                                                                              Page
 Number                                  Description                                 Number
 ------                                  -----------                               ----------

 2.a.(i)   Trust Agreement

 2.a.(ii)  Form of Amended and Restated Trust Agreement*

  2.d      Form of Specimen Certificate of $       Trust Automatic Common Exchange
             Security (included in Exhibit 2.a.(ii))*

  2.h      Form of Underwriting Agreement*

  2.j      Form of Custodian Agreement*

 2.k.(i)   Form of Administration Agreement*

 2.k.(ii)  Form of Paying Agent Agreement*

 2.k.(iii) Form of Purchase Contract*

 2.k.(iv)  Form of Collateral Agreement*

 2.k.(v)   Form of Fund Expense and Indemnity Agreement*

  2.l      Opinion and Consent of Counsel to the Trust*

 2.n.(i)   Tax Opinion and Consent of Counsel to the Trust*

 2.n.(ii)  Consent of Independent Public Accountants*

 2.n.(iii) Consents to Being Named as Trustee*

  2.p      Form of Subscription Agreement*

  2.r      Financial Data Schedule*

--------
* To be filed by amendment.